Total
Global X Funds | Global X MLP ETF
Global X MLP ETF
INVESTMENT OBJECTIVE
The Global X MLP ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X MLP ETF Global X MLP ETF
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.46%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ''C'' corporation. As a ''C'' corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. The Fund also accrues state franchise tax liability. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund's investments, the Fund may be required to file franchise state returns in several states.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X MLP ETF | Global X MLP ETF | USD ($)	47	148	258	579

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 55.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. Moreover, at least 80% of the Fund's total assets will be invested in securities that have economic characteristics of the Master Limited Partnership ("MLP") asset class. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure MLP asset class in the United States. As of January 31, 2020, the Underlying Index was comprised of 20 MLPs engaged in the transportation, storage, and processing of natural resources ("Midstream MLPs"). The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Solactive AG, the provider of the Underlying Index ("Index Provider"), which is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not the Underlying Index.

Midstream MLPs are publicly traded partnerships engaged in the transportation, storage and processing of natural resources. By confining their operations to these specific activities, the interests, or units, of MLPs that elect to be taxed as a partnership are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. The Fund may also invest in MLPs that elect to be taxed as corporations.

To refrain from being taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, gain from the sale or disposition of a capital asset held for the production of income described in the foregoing, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities.

MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, or the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Due to the nature of the Fund's investments, the Fund will not qualify as a regulated investment company under the Code. As a result, the Fund will be taxed as a regular corporation ("C" corporation) for federal income tax purposes.

The Adviser seeks a correlation over time of 95% or better between the Fund's performance, before fund fees, expenses and taxes, and the performance of the Underlying Index. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Master Limited Partnerships Investment Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Midstream MLPs Investment Risk: MLPs that operate midstream assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others. Midsteam MLPs may be particularly susceptible to large drops in energy prices, which have the ability to impact more drastically production in the oil and gas fields that they serve. Further, MLPs that operate gathering and processing assets are subject to natural declines in the production of the oil and gas fields they serve. In addition, some gathering and processing contracts subject the owner of such assets to direct commodity price risk.

Associated Risks Related to Investing in Energy Infrastructure Companies: The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
• new construction and acquisition risk, which can limit growth potential;
• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
• changes in the regulatory environment;
• extreme weather;
• rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
• threats of attack by terrorists.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Cash Transaction Risk: Unlike most exchange-traded funds ("ETFs"), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Commodity Exposure Risk: To the extent that its Underlying Index has exposure to securities and markets that are susceptible to fluctuations in certain commodity markets, any negative changes in commodity markets could have a great impact on the Fund. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Energy Sector: The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices; international politics; energy conservation; the success of exploration projects; natural disasters or other catastrophes; changes in exchange rates, interest rates, or economic conditions; changes in demand for energy products and services; and tax and other government regulatory policies. Actions taken by central governments may dramatically impact supply and demand forces that influence energy prices, resulting in sudden decreases in value for companies in the energy sector.

Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry: The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

MLP Tax Risk: Subject to the application of the partnership audit rules, MLPs that elect to be taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent that any of the MLPs to which the Fund has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment and lower the Fund’s income. The Fund may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP. Additionally, as a result of the Fund's exposure to MLPs taxed as partnerships, a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you, but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who sell their Shares for less than they bought them may still recognize a gain due to the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Potential Substantial After-Tax Tracking Error From Index Performance Risk: The Fund will be subject to taxation on its taxable income. The NAV of Shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index, however, is calculated without any deductions for taxes. As a result, the Fund’s performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of the Underlying Index are closely correlated. The performance of the Fund may diverge from that of the Underlying Index.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Taxable Fund Risk: Tax risks associated with the Fund's structure include, but are not limited to, the following:

Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. Increases in deferred tax liability will decrease the Fund's NAV. Conversely, decreases in deferred tax liability will increase the Fund's NAV. The Fund will rely to some extent on information provided by the MLPs in which it invests, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund's NAV. From time to time, the Adviser will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith. However, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 21%) and an assumed rate attributable to state taxes. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Tax Status of the Fund. The Fund is taxed as a regular corporation ("C" corporation) for federal income tax purposes. This differs from most investment companies, which elect to be treated as regulated investment companies under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes may reduce your return from an investment in the Fund.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. On or around March 30, 2015, there was a change in the Fund's Underlying Index from Solactive MLP Composite Index to Solactive MLP Infrastructure Index. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	06/30/16	21.41%
Worst Quarter:	09/30/15	-22.32%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X MLP ETF		Label	1 Year	5 Years	Since Inception	Inception Date
Hybrid Solactive MLP Infrastructure Index	[1]	Hybrid Solactive MLP Infrastructure Index (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	9.08%	(8.22%)	(1.00%)
S&P 500 Index		S&P 500 Index (Index returns do not reflect deduction for fees, expenses, or taxes)	31.49%	11.70%	13.97%
Global X MLP ETF		Return before taxes	11.88%	(6.04%)	(1.20%)	Apr. 18, 2012
Global X MLP ETF | After Taxes on Distributions	[2]	Return after taxes on distributions	11.88%	(6.08%)	(1.75%)	Apr. 18, 2012
Global X MLP ETF | After Taxes on Distributions and Sales	[2]	Return after taxes on distributions and sale of Fund Shares	2.10%	(5.98%)	(3.71%)	Apr. 18, 2012
[1]	Hybrid Index performance reflects the performance of the Solactive MLP Composite Index through March 31, 2015 and the Solactive MLP Infrastructure Index thereafter.
[2]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X MLP & Energy Infrastructure ETF
Global X MLP & Energy Infrastructure ETF
INVESTMENT OBJECTIVE
The Global X MLP & Energy Infrastructure ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X MLP & Energy Infrastructure ETF Global X MLP & Energy Infrastructure ETF
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.45%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X MLP & Energy Infrastructure ETF | Global X MLP & Energy Infrastructure ETF | USD ($)	46	144	252	567

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 36.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund also invests at least 80% of its total assets in securities of master limited partnerships ("MLPs") and energy infrastructure corporations. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of midstream energy infrastructure MLPs and corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Underlying Index limits its exposure to partnerships in order to comply with applicable tax diversification rules. Securities must be publicly traded in the United States. As of January 31, 2020, the Underlying Index was comprised of 31 securities. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Solactive AG, the provider of the Underlying Index ("Index Provider"), which is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Adviser will use a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

MLPs, including midstream energy infrastructure MLPs, are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, gain from the sale or disposition of a capital asset held for the production of income described in the foregoing, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities.

MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, or the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

The Adviser seeks a correlation over time of 95% or better between the Fund's performance, before fund fees, expenses and taxes, and the performance of the Underlying Index. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Master Limited Partnerships Investment Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Midstream MLPs Investment Risk: MLPs that operate midstream assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others. Midsteam MLPs may be particularly susceptible to large drops in energy prices, which have the ability to impact more drastically production in the oil and gas fields that they serve. Further, MLPs that operate gathering and processing assets are subject to natural declines in the production of the oil and gas fields they serve. In addition, some gathering and processing contracts subject the owner of such assets to direct commodity price risk.

Associated Risks Related to Investing in Energy Infrastructure Companies: The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
• new construction and acquisition risk, which can limit growth potential;
• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
• changes in the regulatory environment;
• extreme weather;
• rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
• threats of attack by terrorists.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Cash Transaction Risk: Unlike most exchange-traded funds ("ETFs"), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Commodity Exposure Risk: To the extent that its Underlying Index has exposure to securities and markets that are susceptible to fluctuations in certain commodity markets, any negative changes in commodity markets could have a great impact on the Fund. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Energy Sector: The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices; international politics; energy conservation; the success of exploration projects; natural disasters or other catastrophes; changes in exchange rates, interest rates, or economic conditions; changes in demand for energy products and services; and tax and other government regulatory policies. Actions taken by central governments may dramatically impact supply and demand forces that influence energy prices, resulting in sudden decreases in value for companies in the energy sector.

Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry: The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Canada: The Canadian economy is highly dependent on the demand for and price of natural resources. As a result, the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources and any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. Developments in the United States, including renegotiation of the North American Free Trade Agreement (“NAFTA”), ratification of the successor United States-Mexico-Canada Agreement (“USMCA”), which is pending legislative approval, and imposition of tariffs by the United States, may have implications for the trade arrangements between the United States and Canada, which could negatively affect the value of securities held by the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

MLP Tax Risk: Subject to the application of the partnership audit rules, MLPs that elect to be taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent that any of the MLPs to which the Fund has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment and lower the Fund’s income. The Fund may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP. Additionally, as a result of the Fund's exposure to MLPs taxed as partnerships, a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you, but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who sell their Shares for less than they bought them may still recognize a gain due to the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	22.32%
Worst Quarter:	09/30/15	-23.51%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X MLP & Energy Infrastructure ETF		Label	1 Year	5 Years	Since Inception	Inception Date
Solactive MLP & Energy Infrastructure Index		Solactive MLP & Energy Infrastructure Index (Index returns do not reflect deductions for fees, expenses, or taxes)	19.57%	(2.59%)	1.78%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	11.70%	12.87%
Global X MLP & Energy Infrastructure ETF		Return before taxes	19.02%	(3.27%)	1.13%	Aug. 06, 2013
Global X MLP & Energy Infrastructure ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	17.03%	(4.60%)	(0.06%)	Aug. 06, 2013
Global X MLP & Energy Infrastructure ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	11.51%	(2.86%)	0.37%	Aug. 06, 2013
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X U.S. Preferred ETF
Global X U.S. Preferred ETF
INVESTMENT OBJECTIVE
The Global X U.S. Preferred ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofAML Diversified Core U.S. Preferred Securities Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X U.S. Preferred ETF Global X U.S. Preferred ETF
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.23%
[1]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.23% of the Fund's average daily net assets per year, effective April 1, 2020, until at least April 1, 2021.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X U.S. Preferred ETF | Global X U.S. Preferred ETF | USD ($)	24	76	134	305

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 32.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund also invests at least 80% of its total assets in preferred securities that are domiciled in, principally traded in or whose revenues are primarily from the U.S. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market. The Underlying Index includes different categories of preferred stock, such as floating, variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $50 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by ICE Data Indices, LLC (the "Index Provider").

Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. A weighting cap of 10% is applied at the issuer level to limit the aggregate weight of a single issuer to 10% at each rebalance. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, real estate, telecommunications and utility companies. The Underlying Index is rebalanced quarterly. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Fixed-to-Floating Rate Securities Risk: The Fund invests in fixed-to-floating rate preferred securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate. Securities which include a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Although floating rate preferred securities can be less sensitive to interest rate risk than fixed-rate preferred securities, they are subject to the risks applicable to preferred securities more generally.

Hybrid Securities Investment Risk: Hybrid securities are subject to the risks of equity securities and risks of debt securities. The claims of holders of hybrid securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid securities may be more volatile and subject to greater risk than traditional debt securities and may, in certain circumstances, even be more volatile than traditional equity securities. At the same time, hybrid securities may not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains.

Preferred Stock Investment Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Additionally, in certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Banking Industry: The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Foreign Financial Institution Risk: Certain of the securities that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies, which may not be subject to the same regulations as companies domiciled in the U.S. The health of many foreign financial institutions is often tied closely with the financial stability of the local economy in which they are domiciled, and therefore are subject to additional risks including but not limited to: policy changes, slow economic growth, and high levels of debt.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as "junk bonds", including those bonds rated lower than "BBB-" by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody’s® Investors Service, Inc. ("Moody’s"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity. Investing in junk bonds is speculative.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	8.34%
Worst Quarter:	12/31/18	-5.04%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X U.S. Preferred ETF		Label	1 Year	Since Inception	Inception Date
ICE BofAML Diversified Core U.S. Preferred Securities Index		ICE BofAML Diversified Core U.S. Preferred Securities Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.03%	6.08%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	14.24%
Global X U.S. Preferred ETF		Return before taxes	17.76%	5.86%	Sep. 11, 2017
Global X U.S. Preferred ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	15.87%	3.92%	Sep. 11, 2017
Global X U.S. Preferred ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	11.20%	3.92%	Sep. 11, 2017
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X SuperDividend Alternatives ETF
Global X SuperDividend® Alternatives ETF
INVESTMENT OBJECTIVE
The Global X SuperDividend® Alternatives ETF ("Fund") seeks to track, before fees and expenses, the price and yield performance of the Indxx SuperDividend® Alternatives Index ("Underlying Index").
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X SuperDividend Alternatives ETF Global X SuperDividend Alternatives ETF
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	2.20%	[1]
Expenses (as a percentage of Assets)	2.95%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. These expenses are calculated based on the Fund's portfolio holdings during the prior fiscal period. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X SuperDividend Alternatives ETF | Global X SuperDividend Alternatives ETF | USD ($)	298	913	1,552	3,271

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 18.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments, at the time of Underlying Index reconstitution, as defined by the Index Provider (as defined below). Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships ("MLPs") and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global real estate investment trusts ("REITs"), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of business development companies ("BDCs") and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset-backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds ("CEFs"). Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the United States. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Indxx, LLC.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the capital markets industry and had significant exposure to the financials sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Actively Managed Portfolios Investment Risk: Certain of the Underlying Index constituents are actively managed portfolios, and their success depends upon the investment skills and analytical abilities of the investment adviser to that constituent to develop and effectively implement strategies to achieve the Underlying Index constituent’s investment objective. Subjective decisions made by the investment adviser may cause the Underlying Index constituent to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Bond Investment Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Closed-End Funds Investment Risk: Common shares of CEFs frequently trade at a discount from their NAVs. This risk may be greater if shares of such CEFs are removed from the Underlying Index in a relatively short period of time after completion of the initial offering of such CEFs. The Fund will indirectly bear its pro rata share of the fees and expenses, including advisory fees, incurred by a CEF in which the Fund invests and will be indirectly subject to the risks associated with the underlying companies in which the CEF invests.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the Underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an Underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An Underlying ETF may experience tracking error in relation to the index tracked by the Underlying ETF, which could contribute to tracking error for the Fund. In addition, an Underlying ETF's shares may trade at a premium or discount to NAV.

In addition, investments in the securities of Underlying ETFs may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of the Underlying ETFs, which could result in greater expenses to the Fund. By investing in an Underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the Underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.

If the Underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this Prospectus. Additionally, some ETFs are not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, are not subject to the regulatory scheme and investor protections of the 1940 Act.

Leveraged Portfolios Investment Risk: Certain of the Underlying Index components may engage in transactions that give rise to leverage. Such transactions may include, among others, reverse repurchase agreements, securities lending, forward commitment transactions, short sales and certain derivative transactions. The use of leverage may cause the Underlying Index components to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Underlying Index component’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Underlying Index component’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Listed Private Equity Companies Investment Risk: There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC invests. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Limitations on asset mix and leverage may limit the ways in which a BDC is able to raise capital. BDC company securities are not redeemable at the option of the shareholder and they may frequently trade in the market at a discount to their NAV. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a BDC it invests in, including advisory fees, and will be indirectly subject to the risks associated with the underlying companies in which the BDC invests.

Master Limited Partnerships Investment Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Mortgage Real Estate Investment Trusts (Mortgage REITs) Investment Risk: Mortgage REITs are exposed to the risks specific to the real estate market as well as credit risk, interest rate risk, leverage risk and prepayment risk.

Non-Hedging Foreign Currency Trading Exposure Risk: Certain of the Underlying Index constituents may engage in forward foreign currency transactions for speculative purposes. The Underlying Index constituents' advisors may purchase or sell foreign currencies through the use of forward contracts based on the applicable advisors’ judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the advisors seek to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the advisors’ expectations may produce significant losses to the Underlying Index constituent.

Option Trading Strategies Exposure Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by an Underlying Index constituent may be particularly subject to this risk because of the volatility of the underlying stocks selected by an Underlying Index constituent. An Underlying Index constituent may incur a form of economic leverage through its use of options, which will increase the volatility of an Underlying Index constituent’s returns and may increase the risk of loss to an Underlying Index constituent. While an Underlying Index constituent will collect premiums on the options it writes, an Underlying Index constituent’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to an Underlying Index constituent from the receipt of such option premiums. Moreover, the options sold by an Underlying Index constituent may have imperfect correlation to the returns of their underlying stocks.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: The Fund may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Associated Risks Related to Investing in Infrastructure Companies: Infrastructure companies may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utility companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Commodity Exposure Risk: To the extent that its Underlying Index has exposure to securities and markets that are susceptible to fluctuations in certain commodity markets, any negative changes in commodity markets could have a great impact on the Fund. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Capital Markets Industry: Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Financial Institution Risk: Certain of the securities that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies, which may not be subject to the same regulations as companies domiciled in the U.S. The health of many foreign financial institutions is often tied closely with the financial stability of the local economy in which they are domiciled, and therefore are subject to additional risks including but not limited to: policy changes, slow economic growth, and high levels of debt.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

High Dividend Yield Stocks Risk: High-yielding stocks are often speculative, high risk investments. These companies may be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance. Securities that pay dividends, as a group, can fall out of favor with the market, potentially during periods of rising interest rates, causing such companies to underperform companies that do not pay dividends.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as "junk bonds", including those bonds rated lower than "BBB-" by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody’s® Investors Service, Inc. ("Moody’s"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity. Investing in junk bonds is speculative.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

MLP Tax Risk: Subject to the application of the partnership audit rules, MLPs that elect to be taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent that any of the MLPs to which the Fund has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment and lower the Fund’s income. The Fund may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP. Additionally, as a result of the Fund's exposure to MLPs taxed as partnerships, a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you, but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who sell their Shares for less than they bought them may still recognize a gain due to the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	12.73%
Worst Quarter:	12/31/18	-9.59%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X SuperDividend Alternatives ETF		Label	1 Year	Since Inception	Inception Date
Indxx SuperDividend® Alternatives Index (net)		Indxx SuperDividend® Alternatives Index (net) (Index returns do not reflect deductions for fees, expenses, or taxes)	21.84%	8.85%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	12.40%
Global X SuperDividend Alternatives ETF		Return before taxes	21.36%	8.08%	Jul. 13, 2015
Global X SuperDividend Alternatives ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	18.33%	5.32%	Jul. 13, 2015
Global X SuperDividend Alternatives ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	13.75%	5.21%	Jul. 13, 2015
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X S&P 500 Quality Dividend ETF
Global X S&P 500® Quality Dividend ETF
INVESTMENT OBJECTIVE
The Global X S&P 500® Quality Dividend ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X S&P 500 Quality Dividend ETF Global X S&P 500 Quality Dividend ETF
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.20%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X S&P 500 Quality Dividend ETF | Global X S&P 500 Quality Dividend ETF | USD ($)	20	64	113	255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 49.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index that exhibit high quality and dividend yield characteristics, as determined by Standard & Poor's Financial Services LLC, the provider of the Underlying Index (the "Index Provider"). All constituents of the Underlying Index are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, eligible constituents are screened to include only securities that rank within the top 200 of the S&P 500® Index universe by both quality score and dividend yield. The Underlying Index is equal weighted and is reconstituted and rebalanced semi-annually. At each semi-annual rebalance, a sector capping methodology is applied to reduce sector concentration and increase diversification of the Underlying Index. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of January 31, 2020, the Underlying Index had 70 constituents.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was not concentrated in any industry.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the broader market. Also, a company may reduce or eliminate its dividend.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	13.86%
Worst Quarter:	06/30/19	0.33%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X S&P 500 Quality Dividend ETF		Label	1 Year	Since Inception	Inception Date
S&P 500® Quality High Dividend Index		S&P 500® Quality High Dividend Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.96%	9.20%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	12.43%
Global X S&P 500 Quality Dividend ETF		Return before taxes	25.47%	8.84%	Jul. 13, 2018
Global X S&P 500 Quality Dividend ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	24.52%	8.03%	Jul. 13, 2018
Global X S&P 500 Quality Dividend ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	15.59%	6.66%	Jul. 13, 2018
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X TargetIncome 5 ETF
Global X TargetIncomeTM 5 ETF
INVESTMENT OBJECTIVE
The Global X TargetIncomeTM 5 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncomeTM 5% Plus Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X TargetIncome 5 ETF Global X TargetIncome 5 ETF
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	0.77%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. These expenses are calculated based on the Fund's portfolio holdings during the prior fiscal period. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X TargetIncome 5 ETF | Global X TargetIncome 5 ETF | USD ($)	79	246	428	954

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 63.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a fund of funds and invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds (each, an "Underlying ETF"), with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of five percent (5.0%) for the Fund, net of fees. The Underlying Index targets an annualized yield that is somewhat higher than 5% ("5% Plus"), which is intended to provide the Fund with the ability to achieve the 5% target, net of fees. The Underlying Index allocates index weights among the Underlying ETFs based on a methodology developed by Wilshire Associates, the provider of the Underlying Index ("Index Provider"), which is designed to achieve the target income objective while also utilizing an optimization approach that seeks to minimize the overall risk of the portfolio. The share prices of the Underlying ETFs are expected to track the performance of equities or bonds in developed or emerging markets, senior loans, preferred securities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and energy infrastructure equities, U.S. Treasury bonds, and U.S. Treasury Inflation Protected Securities ("TIPS"). The Underlying ETFs which invest in bonds may have exposure to investment grade and non-investment grade bonds.

The Underlying Index is constructed from the eligible income-producing asset classes, each of which is represented by an Underlying ETF that provides exposure to the given asset class. On a quarterly basis, and subject to certain weighting constraints, the Underlying Index is rebalanced to allocate weights to a subset of the eligible Underlying ETFs using a quantitative optimization approach that is described in more detail below. The Underlying Index has a target yield of 5% Plus, which is expected to be generated by the income from the allocation to the Underlying ETFs.

Optimization is the quantitative process of selecting a specific portfolio allocation from the set of all potential portfolio allocations, based on a defined objective and subject to certain constraints. Given that the objective of the Underlying Index is to achieve the stated income target while seeking to minimize overall portfolio risk, the primary optimization inputs for the Underlying Index are the yield, volatility, and correlation characteristics of the Underlying ETFs. The primary optimization constraints are the maximum weights of the Underlying ETFs as described in more detail below. Based on these inputs and constraints, the optimization process quantitatively determines the allocation to the Underlying ETFs at each quarterly rebalance.

As of January 31, 2020, the Underlying ETFs eligible for inclusion in the Underlying Index are: Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, iShares 20+ Year Treasury Bond ETF, VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF, iShares Core U.S. Aggregate Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, SPDR Blackstone / GSO Senior Loan ETF, Schwab U.S. TIPS ETF, Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Schwab U.S. REIT ETF. Each Underlying ETF has a minimum weight of 0% and a maximum weight of 20% at each quarterly rebalance. (iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the Fund.)

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the Underlying ETFs of the Underlying Index based on the output from the quantitative optimization process described above. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was not concentrated in any industry.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Bond Investment Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. An Underlying ETF’s yield on investments in debt securities will fluctuate as the securities in the Underlying ETF are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Underlying ETF invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is expected to primarily hold ETFs to gain exposure to certain asset classes. As a result, the Fund will be subject to the same risks as the Underlying ETFs. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the Underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an Underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An Underlying ETF may experience tracking error in relation to the index tracked by the Underlying ETF, which could contribute to tracking error for the Fund. In addition, an Underlying ETF's shares may trade at a premium or discount to NAV.

In addition, investments in the securities of Underlying ETFs may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of the Underlying ETFs, which could result in greater expenses to the Fund. By investing in an Underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the Underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.

If the Underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this Prospectus. Additionally, some ETFs are not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, are not subject to the regulatory scheme and investor protections of the 1940 Act.

Inflation-Linked Bonds Investment Risk: Some of the Underlying ETFs may invest in inflation-linked bonds. Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Master Limited Partnerships Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in MLPs. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Mortgage Real Estate Investment Trusts (Mortgage REITs) Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in mortgage REITs. Mortgage REITs are exposed to the risks specific to the real estate market as well as credit risk, interest rate risk, leverage risk and prepayment risk.

Preferred Stock Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in preferred stock. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Additionally, in certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: An Underlying ETF in which the Fund invests may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Senior Loans Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in senior loans. Investments in senior loans are subject to credit risk and general investment risk. Credit risk refers to the possibility that the borrower of a senior loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a senior loan will result in a reduction in the value of the senior loan and consequently a reduction in the value of the Underlying ETF’s investments and a potential decrease in the NAV of the Underlying ETF. Senior loans are also subject to the risk that the value of the collateral securing a senior loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. In addition, the Underlying ETF’s access to the collateral may be limited by bankruptcy or other insolvency laws. Further, loans held by the portfolio may not be considered securities and, therefore, purchasers, such as the Underlying ETF, may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Underlying ETF, such as invalidation of senior loans or causing interest previously paid to be refunded to the borrower.

U.S. Treasury Obligations Risks: Some of the Underlying ETFs in which the Fund invests may have investments in U.S. treasury obligations. U.S. Treasury obligations may differ in their interest rates, maturities times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of investments in U.S. Treasury obligations to decline.

Associated Risks Related to Investing in Energy Infrastructure Companies: Some of the Underlying ETFs in which the Fund invests may have investments in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
• new construction and acquisition risk, which can limit growth potential;
• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
• changes in the regulatory environment;
• extreme weather;
• rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
• threats of attack by terrorists.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Financials Sector: Some of the Underlying ETFs in which the Fund invests may have investments in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Underlying ETF’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: An Underlying ETF’s investment in a developed country issuer may subject the Underlying ETF to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Underlying ETF’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Some of the Underlying ETFs in which the Fund invests may have investments in emerging markets. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: Some of the Underlying ETFs in which the Fund invests may have investments in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

High Dividend Yield Stocks Risk: High-yielding stocks are often speculative, high risk investments. These companies may be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance. Securities that pay dividends, as a group, can fall out of favor with the market, potentially during periods of rising interest rates, causing such companies to underperform companies that do not pay dividends.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as "junk bonds", including those bonds rated lower than "BBB-" by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody’s® Investors Service, Inc. ("Moody’s"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity. Investing in junk bonds is speculative.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

MLP Tax Risk: Subject to the application of the partnership audit rules, MLPs that elect to be taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent any of the MLPs to which an Underlying ETF has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Underlying ETF’s investment and lower the Underlying ETF’s income. The Underlying ETF may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP. Additionally, as a result of the Underlying ETF’s exposure to MLPs taxed as partnerships, a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you, but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who sell their Shares for less than they bought them may still recognize a gain due to the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of an Underlying ETF or the Fund. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Model Portfolio Risk: The Underlying Index utilizes a proprietary methodology to determine its allocations to the securities in which the Fund invests. Investments selected using a proprietary methodology (i.e., quantitative model) may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Optimization Risk: The Fund is based on the “modern portfolio theory” approach to asset allocation, which is a framework for determining the allocation of a portfolio with the goal of achieving an intended investment outcome based on a given level of risk. This framework relies heavily on the anticipated volatilities, investment returns and correlations of particular asset classes or securities. There is no guarantee that the Underlying Index will outperform any alternative strategy that might be employed in respect of the component assets or that past volatilities and correlations of particular asset classes or securities will be indicative of future results.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	5.86%
Worst Quarter:	06/30/19	2.16%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X TargetIncome 5 ETF		Label	1 Year	Since Inception	Inception Date
Wilshire TargetIncomeTM 5% Plus Index		Wilshire TargetIncomeTM 5% Plus Index (Index returns do not reflect deductions for fees, expenses, or taxes)	14.11%	5.00%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	12.26%
Global X TargetIncome 5 ETF		Return before taxes	13.58%	4.57%	Jul. 27, 2018
Global X TargetIncome 5 ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	11.04%	2.19%	Jul. 27, 2018
Global X TargetIncome 5 ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	8.06%	2.52%	Jul. 27, 2018
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X TargetIncome Plus 2 ETF
Global X TargetIncomeTM Plus 2 ETF
INVESTMENT OBJECTIVE
The Global X TargetIncomeTM Plus 2 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncomeTM 10-Year Treasury +2% Plus Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X TargetIncome Plus 2 ETF Global X TargetIncome Plus 2 ETF
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	0.70%
[1]	"Acquired Fund Fees and Expenses" sets forth the Fund's pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. These expenses are calculated based on the Fund's portfolio holdings during the prior fiscal period. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X TargetIncome Plus 2 ETF | Global X TargetIncome Plus 2 ETF | USD ($)	72	224	390	871

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 31.54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a fund of funds and invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds (each, an "Underlying ETF"), with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of the US 10-Year Treasury yield plus two percent (2.0%) for the Fund, net of fees. The Underlying Index targets an annualized yield that is somewhat higher than the US 10-Year Treasury yield plus 2% ("US 10-Year Treasury +2% Plus"), which is intended to provide the Fund with the ability to achieve the US 10-Year Treasury yield plus 2% target, net of fees. The Underlying Index allocates index weights among the Underlying ETFs based on a methodology developed by Wilshire Associates, the provider of the Underlying Index ("Index Provider"), which is designed to achieve the target income objective while also utilizing an optimization approach that seeks to minimize the overall risk of the portfolio. The share prices of the Underlying ETFs are expected to track the performance of equities or bonds in developed or emerging markets, senior loans, preferred securities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and energy infrastructure equities, U.S. Treasury bonds, and U.S. Treasury Inflation Protected Securities ("TIPS"). The Underlying ETFs which invest in bonds may have exposure to investment grade and non-investment grade bonds.

The Underlying Index is constructed from the eligible income-producing asset classes, each of which is represented by an Underlying ETF that provides exposure to the given asset class. On a quarterly basis, and subject to certain weighting constraints, the Underlying Index is rebalanced to allocate weights to a subset of the eligible Underlying ETFs using a quantitative optimization approach that is described in more detail below. The Underlying Index has a target yield of US 10-Year Treasury +2% Plus, which is expected to be generated by the income from the allocation to the Underlying ETFs.

Optimization is the quantitative process of selecting a specific portfolio allocation from the set of all potential portfolio allocations, based on a defined objective and subject to certain constraints. Given that the objective of the Underlying Index is to achieve the stated income target while seeking to minimize overall portfolio risk, the primary optimization inputs for the Underlying Index are the yield, volatility, and correlation characteristics of the Underlying ETFs. The primary optimization constraints are the maximum weights of the Underlying ETFs as described in more detail below. Based on these inputs and constraints, the optimization process quantitatively determines the allocation to the Underlying ETFs at each quarterly rebalance.

As of January 31, 2020, the Underlying ETFs eligible for inclusion in the Underlying Index are: Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, iShares 20+ Year Treasury Bond ETF, VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF, iShares Core U.S. Aggregate Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, SPDR Blackstone / GSO Senior Loan ETF, Schwab U.S. TIPS ETF, Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Schwab U.S. REIT ETF. Each Underlying ETF has a minimum weight of 0% and a maximum weight of 20% at each quarterly rebalance. (iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the Fund.)

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the Underlying ETFs of the Underlying Index based on the output from the quantitative optimization process described above. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was not concentrated in any industry.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Bond Investment Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. An Underlying ETF’s yield on investments in debt securities will fluctuate as the securities in the Underlying ETF are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Underlying ETF invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is expected to primarily hold ETFs to gain exposure to certain asset classes. As a result, the Fund will be subject to the same risks as the Underlying ETFs. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the Underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an Underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An Underlying ETF may experience tracking error in relation to the index tracked by the Underlying ETF, which could contribute to tracking error for the Fund. In addition, an Underlying ETF's shares may trade at a premium or discount to NAV.

In addition, investments in the securities of Underlying ETFs may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of the Underlying ETFs, which could result in greater expenses to the Fund. By investing in an Underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the Underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.

If the Underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this Prospectus. Additionally, some ETFs are not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, are not subject to the regulatory scheme and investor protections of the 1940 Act.

Inflation-Linked Bonds Investment Risk: Some of the Underlying ETFs may invest in inflation-linked bonds. Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Master Limited Partnerships Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in MLPs. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Mortgage Real Estate Investment Trusts (Mortgage REITs) Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in mortgage REITs. Mortgage REITs are exposed to the risks specific to the real estate market as well as credit risk, interest rate risk, leverage risk and prepayment risk.

Preferred Stock Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in preferred stock. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Additionally, in certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: An Underlying ETF in which the Fund invests may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Senior Loans Investment Risk: Some of the Underlying ETFs in which the Fund invests may have investments in senior loans. Investments in senior loans are subject to credit risk and general investment risk. Credit risk refers to the possibility that the borrower of a senior loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a senior loan will result in a reduction in the value of the senior loan and consequently a reduction in the value of the Underlying ETF’s investments and a potential decrease in the NAV of the Underlying ETF. Senior loans are also subject to the risk that the value of the collateral securing a senior loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. In addition, the Underlying ETF’s access to the collateral may be limited by bankruptcy or other insolvency laws. Further, loans held by the portfolio may not be considered securities and, therefore, purchasers, such as the Underlying ETF, may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Underlying ETF, such as invalidation of senior loans or causing interest previously paid to be refunded to the borrower.

U.S. Treasury Obligations Risks: Some of the Underlying ETFs in which the Fund invests may have investments in U.S. treasury obligations. U.S. Treasury obligations may differ in their interest rates, maturities times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of investments in U.S. Treasury obligations to decline.

Associated Risks Related to Investing in Energy Infrastructure Companies: Some of the Underlying ETFs in which the Fund invests may have investments in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
• new construction and acquisition risk, which can limit growth potential;
• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
• changes in the regulatory environment;
• extreme weather;
• rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
• threats of attack by terrorists.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Financials Sector: Some of the Underlying ETFs in which the Fund invests may have investments in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Underlying ETF’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: An Underlying ETF’s investment in a developed country issuer may subject the Underlying ETF to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Underlying ETF’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Some of the Underlying ETFs in which the Fund invests may have investments in emerging markets. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: Some of the Underlying ETFs in which the Fund invests may have investments in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

High Dividend Yield Stocks Risk: High-yielding stocks are often speculative, high risk investments. These companies may be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance. Securities that pay dividends, as a group, can fall out of favor with the market, potentially during periods of rising interest rates, causing such companies to underperform companies that do not pay dividends.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as "junk bonds", including those bonds rated lower than "BBB-" by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody’s® Investors Service, Inc. ("Moody’s"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity. Investing in junk bonds is speculative.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

MLP Tax Risk: Subject to the application of the partnership audit rules, MLPs that elect to be taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent any of the MLPs to which an Underlying ETF has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Underlying ETF’s investment and lower the Underlying ETF’s income. The Underlying ETF may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP. Additionally, as a result of the Underlying ETF’s exposure to MLPs taxed as partnerships, a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you, but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who sell their Shares for less than they bought them may still recognize a gain due to the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of an Underlying ETF or the Fund. To the extent that the distributions paid to you constitute a return of capital, the Fund's assets will decline. A decline in the Fund's assets may also result in an increase in the portion of a Fund's expense ratio that is not subject to a unitary fee or any other form of contractual cap, and over time the distributions paid in excess of net distributions received could work to erode the Fund's net asset value.

Model Portfolio Risk: The Underlying Index utilizes a proprietary methodology to determine its allocations to the securities in which the Fund invests. Investments selected using a proprietary methodology (i.e., quantitative model) may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Optimization Risk: The Fund is based on the “modern portfolio theory” approach to asset allocation, which is a framework for determining the allocation of a portfolio with the goal of achieving an intended investment outcome based on a given level of risk. This framework relies heavily on the anticipated volatilities, investment returns and correlations of particular asset classes or securities. There is no guarantee that the Underlying Index will outperform any alternative strategy that might be employed in respect of the component assets or that past volatilities and correlations of particular asset classes or securities will be indicative of future results.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	5.91%
Worst Quarter:	12/31/19	1.56%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X TargetIncome Plus 2 ETF		Label	1 Year	Since Inception	Inception Date
Wilshire TargetIncomeTM 10-Year Treasury 2% Plus Index		Wilshire TargetIncomeTM 10-Year Treasury +2% Plus Index (Index returns do not reflect deductions for fees, expenses, or taxes)	12.59%	4.46%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	12.26%
Global X TargetIncome Plus 2 ETF		Return before taxes	12.08%	4.03%	Jul. 27, 2018
Global X TargetIncome Plus 2 ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	9.93%	1.90%	Jul. 27, 2018
Global X TargetIncome Plus 2 ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	7.18%	2.22%	Jul. 27, 2018
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Adaptive U.S. Factor ETF
Global X Adaptive U.S. Factor ETF
INVESTMENT OBJECTIVE
The Global X Adaptive U.S. Factor ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Factor Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Adaptive U.S. Factor ETF Global X Adaptive U.S. Factor ETF
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.27%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Adaptive U.S. Factor ETF | Global X Adaptive U.S. Factor ETF | USD ($)	28	87	152	343

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 112.43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Carroll Financial (the "Index Provider"). The Index is calculated and maintained by Solactive AG (the "Calculation Agent"). The Underlying Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a sub-index that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States:

•
Solactive U.S. Large & Mid Cap Value 100 Index TR – This index is designed to measure the performance of the 100 stocks in the Solactive U.S. Large & Mid Cap Index that exhibit the greatest exposure to the value factor.

•
Solactive U.S. Large & Mid Cap Momentum 100 Index TR – This index is designed to measure the performance of the 100 stocks in the Solactive U.S. Large & Mid Cap Index that exhibit the highest degree of relative performance.

•
Solactive U.S. Large & Mid Cap Minimum Downside Volatility 100 Index TR – This index is designed to measure the performance of the 100 stocks in the Solactive U.S. Large & Mid Cap Index that exhibit the lowest degree of downside volatility.

The Underlying Index is rebalanced quarterly. At each rebalance, the Underlying Index allocates weight to the three sub-indices based on the relative performance of each sub-index since the last rebalance of the Underlying Index. The Underlying Index is designed to always be fully allocated to at least two of the three sub-indices described above. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). As of January 31, 2020, the Underlying Index had 262 constituents.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the financials sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Model Portfolio Risk: The Underlying Index utilizes a proprietary methodology to determine its allocations to the securities in which the Fund invests. Investments selected using a proprietary methodology (i.e., quantitative model) may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Reliance on Trading Partners Risk: The United States is dependent upon trading with key partners. Any reduction in this trading, including as a result of adverse economic conditions in a trading partner's economy, may cause an adverse impact on the economy in which the Fund invests. Through its portfolio companies' trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk, Latin American Economic Risk, Middle East Economic Risk and North American Economic Risk.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	10.42%
Worst Quarter:	09/30/19	2.42%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Adaptive U.S. Factor ETF		Label	1 Year	Since Inception	Inception Date
Adaptive Wealth Strategies U.S. Factor Index		Adaptive Wealth Strategies U.S. Factor Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.26%	8.31%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	11.22%
Global X Adaptive U.S. Factor ETF		Return before taxes	23.77%	7.93%	Aug. 24, 2018
Global X Adaptive U.S. Factor ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	22.15%	6.54%	Aug. 24, 2018
Global X Adaptive U.S. Factor ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	14.48%	5.60%	Aug. 24, 2018
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Robotics & Artificial Intelligence ETF
Global X Robotics & Artificial Intelligence ETF
INVESTMENT OBJECTIVE
The Global X Robotics & Artificial Intelligence ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Robotics & Artificial Intelligence ETF Global X Robotics & Artificial Intelligence ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Robotics & Artificial Intelligence ETF | Global X Robotics & Artificial Intelligence ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 10.97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

From the eligible universe, the Index Provider identifies Robotics & Artificial Intelligence Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and consumer data related to the robotics and artificial intelligence industry in order to establish the themes that are expected to provide the most exposure to the growth of the robotics and artificial intelligence industry. As of January 31, 2020, the Index Provider has identified the following four robotics and artificial intelligence themes: (1) Industrial Robotics and Automation, (2) Unmanned Vehicles and Drones, (3) Artificial Intelligence and (4) Non-Industrial Robotics (collectively, "Robotics & Artificial Intelligence Themes"). In order to be included in the Underlying Index, a company must be identified as having significant exposure to these Robotics & Artificial Intelligence Themes, as determined by the Index Provider. In the second step of the process, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. A company is deemed to have significant exposure to the Robotics & Artificial Intelligence Themes if (i) according to a public filing, it derives a significant portion of its revenue from the Robotics & Artificial Intelligence Themes, or (ii) it has stated its primary business to be in products and services focused on the Robotics & Artificial Intelligence Themes, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to Robotics & Artificial Intelligence Themes.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. At the annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the machinery industry and had significant exposure to the industrials and information technology sectors.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Robotics & Artificial Intelligence Companies: Robotics & Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Robotics & Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics & Artificial Intelligence Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Robotics & Artificial Intelligence Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. In addition, robotics and artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Robotics & Artificial Intelligence companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies’ ability to successfully deploy their inventories. The customers and/or suppliers of Robotics & Artificial Intelligence Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Robotics & Artificial Intelligence Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Industrials Sector: Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Companies in the Industrial Sector face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies’ ability to successfully deploy their inventories.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Machinery Industry: The machinery industry is capital-intensive. Working capital and cash flow management can be crucial to a company's success, as investments in research and development and acquisitions may be important to maintain sales and earnings. A long capital investment cycle can add challenges to management decisions regarding the expansion of capacity, which may limit a company’s ability to grow during periods of increasing demand and may result in overcapacity during periods of decreasing demand. The performance of the machinery industry may therefore be highly dependent on the business cycle and highly correlated with the performance of the broader equity market. Machinery industry companies with large barriers to entry based on proprietary technology may face potentially rapid product obsolescence. Conversely, machine industry companies that produce commodity-like offerings are likely to face thin margins and must maintain expansive distribution and support networks in order to maintain adequate volume.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations with its neighbors or trading partners may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Risk of Investing in Switzerland: Investments in Swiss issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	18.67%
Worst Quarter:	12/31/18	-25.34%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Robotics & Artificial Intelligence ETF		Label	1 Year	Since Inception	Inception Date
Indxx Global Robotics & Artificial Intelligence Thematic Index (net)		Indxx Global Robotics & Artificial Intelligence Thematic Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	31.78%	13.65%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	11.93%
Global X Robotics & Artificial Intelligence ETF		Return before taxes	31.67%	13.51%	Sep. 12, 2016
Global X Robotics & Artificial Intelligence ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	31.53%	13.44%	Sep. 12, 2016
Global X Robotics & Artificial Intelligence ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	19.05%	10.72%	Sep. 12, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X FinTech ETF
Global X FinTech ETF
INVESTMENT OBJECTIVE
The Global X FinTech ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Fintech Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X FinTech ETF Global X FinTech ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X FinTech ETF | Global X FinTech ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 16.40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer ("P2P") and marketplace lending, financial analytics software and alternative currencies (collectively, "FinTech Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

From the eligible universe, the Index Provider identifies FinTech Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and consumer data related to the fintech industry in order to establish the themes that are expected to provide the most exposure to the growth of the fintech industry. As of January 31, 2020, the Index Provider has identified the following six fintech themes: (1) Mobile Payments, (2) P2P and Marketplace Lending, (3) Enterprise Solutions, (4) Blockchain and Alternative Currencies, (5) Crowdfunding, and (6) Personal Finance Software and Automated Wealth Management/Trading (collectively, "FinTech Themes"). In order to be included in the Underlying Index, a company must be identified as having significant exposure to these FinTech Themes, as determined by the Index Provider. In the second step of the process, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. A company is deemed to have significant exposure to the FinTech Themes if (i) it derives a significant portion of its revenue from the FinTech Themes, or (ii) it has stated its primary business to be in products and services focused on the FinTech Themes, in each case as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to FinTech Themes.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. At the annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financial and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the IT services and software industries and had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in FinTech Companies: FinTech Companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and Latin American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the IT Services Industry: The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

Risks Related to Investing in the Software Industry: The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Brazil: Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political and economic risks. The Brazilian economy has historically been exposed to high rates of inflation, debt, and violence, each of which may reduce and/or prevent economic growth.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: The Fund targets FinTech Companies globally and is expected to invest in securities in emerging market countries. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	24.91%
Worst Quarter:	12/31/18	-22.78%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X FinTech ETF		Label	1 Year	Since Inception	Inception Date
Indxx Global Fintech Thematic Index (net)		Indxx Global Fintech Thematic Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	38.10%	24.58%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	11.93%
Global X FinTech ETF		Return before taxes	37.14%	23.77%	Sep. 12, 2016
Global X FinTech ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	37.14%	23.73%	Sep. 12, 2016
Global X FinTech ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	21.99%	19.03%	Sep. 12, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Internet of Things ETF
Global X Internet of Things ETF
INVESTMENT OBJECTIVE
The Global X Internet of Things ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Internet of Things ETF Global X Internet of Things ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Internet of Things ETF | Global X Internet of Things ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 11.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/software, smart metering and energy control devices (collectively, "Internet of Things Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider"). The Internet of Things refers to the network of physical objects (such as electronic devices, wearables, connected vehicles, infrastructure, equipment, smart home appliances, buildings) that are connected to the internet. Such objects often utilize embedded semiconductors, sensors, and software to collect, analyze, receive, and transfer data via networks enabled by technologies such as WiFi, 4G and 5G telecommunications infrastructure, and fiber optics.

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

From the eligible universe, the Index Provider identifies Internet of Things Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and consumer data related to the Internet of Things industry in order to establish the themes that are expected to provide the most exposure to the growth of the Internet of Things industry. As of January 31, 2020, the Index Provider has identified the following four Internet of Things themes: (1) Consumer Internet of Things Technology, (2) Equipment, Vehicle, and Infrastructure/Building Technology, (3) Semiconductors and Sensors and (4) Networking Infrastructure/Software (collectively, "Internet of Things Themes"). In order to be included in the Underlying Index, a company must be identified as having significant exposure to these Internet of Things Themes, as determined by the Index Provider. In the second step of the process, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. A company is deemed to have significant exposure to the Internet of Things Themes if (i) according to a public filing, it derives a significant portion of its revenue from the Internet of Things Themes, or (ii) it has stated its primary business to be in products and services focused on the Internet of Things Themes, as determined by the Index Provider. In addition, companies with more diversified revenue streams may also be included in the Underlying Index if they meet the following criteria: (1) identified as being critical to the Internet of Things ecosystem due to scale in certain Internet of Things technologies and services, (2) have a distinct business unit focused on Internet of Things products and services, and (3) have a core competency that is expected to benefit from increased adoption of Internet of Things, as determined by the Index Provider. Companies that meet these criteria are eligible for inclusion in the Underlying Index with a weighting cap of 2%. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide products and services that provide exposure to Internet of Things Themes.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. At the annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Internet of Things Companies: Internet of Things companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Internet of Things companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Internet of Things companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Internet of Things companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Internet of Things companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Internet of Things companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Internet of Things companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Semiconductors and Semiconductor Equipment Industry: The semiconductors and semiconductor equipment industry is highly competitive, and certain companies in this industry may be restricted from operating in certain markets due to the sensitive nature of these technologies. Companies in this space generally seek to increase silicon capacity, improve yields, and reduce die size in their product designs which may result in significant increases in worldwide supply and downward pressure on prices. Companies involved in the semiconductors and semiconductor equipment industry face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies’ ability to successfully deploy their inventories. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: The Fund targets Internet of Things Companies globally and is expected to invest in securities in emerging market countries. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in Switzerland: Investments in Swiss issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Risk of Investing in Taiwan: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	12/31/19	16.71%
Worst Quarter:	12/31/18	-19.40%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Internet of Things ETF		Label	1 Year	Since Inception	Inception Date
Indxx Global Internet of Things Thematic Index (net)		Indxx Global Internet of Things Thematic Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	47.59%	16.26%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	11.93%
Global X Internet of Things ETF		Return before taxes	47.45%	15.96%	Sep. 12, 2016
Global X Internet of Things ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	46.98%	15.57%	Sep. 12, 2016
Global X Internet of Things ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	28.30%	12.49%	Sep. 12, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Cloud Computing ETF
Global X Cloud Computing ETF
INVESTMENT OBJECTIVE
The Global X Cloud Computing ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Cloud Computing ETF Global X Cloud Computing ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Cloud Computing ETF | Global X Cloud Computing ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on April 12, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 12.52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service ("SaaS"), Platform-as-a-Service ("PaaS"), Infrastructure-as-a-Service ("IaaS"), managed server storage space and data center real estate investment trusts ("REITs"), and/or cloud and edge computing infrastructure and hardware (collectively, "Cloud Computing Companies"), as defined by Indxx LLC, the provider of the Underlying Index ("Index Provider").

In constructing the Underlying Index, the Index Provider first identifies FactSet Industries related to cloud computing. Companies within these Industries, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to cloud computing activities. To be eligible for the Underlying Index, a company is considered by the Index Provider to be a Cloud Computing Company if the company generates at least 50% of its revenues from cloud computing activities, as determined by the Index Provider. The Index Provider classifies Cloud Computing Companies as those companies that (i) license and deliver software over the internet on a subscription basis (SaaS), (ii) provide a platform for creating software applications which are delivered over the internet (PaaS), (iii) provide virtualized computing infrastructure over the internet (IaaS), (iv) own and manage facilities customers use to store data and servers, including data center REITs, and/or (v) manufacture or distribute infrastructure and/or hardware components used in cloud and edge computing activities, as determined by the Index Provider. In addition, companies that generate at least $500 million of revenue from providing public cloud infrastructure (but less than 50% of their overall revenues), are eligible for inclusion in the Underlying Index. These companies are subject to an individual weight cap of 2% and an aggregate weight cap of 10% at each semi-annual rebalance.

To be a part of the eligible universe of the Underlying Index, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of January 31, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies listed in the following countries were eligible for inclusion in the Indxx Global Cloud Computing Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom, and the United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include information technology companies. As of January 31, 2020, the Underlying Index had 36 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the software industry and had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: The Fund may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Associated Risks Related to Investing in Cloud Computing Companies: Cloud Computing companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Computing companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Software Industry: The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X Future Analytics Tech ETF
Global X Future Analytics Tech ETF
INVESTMENT OBJECTIVE
The Global X Future Analytics Tech ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence and Big Data Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Future Analytics Tech ETF Global X Future Analytics Tech ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Future Analytics Tech ETF | Global X Future Analytics Tech ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 16.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Underlying Index is designed to track the performance of companies involved in the development and utilization of artificial intelligence ("AI") and big data. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the further development and utilization of artificial intelligence technology in their products and services, as well as to companies that provide hardware which facilitates the use of artificial intelligence for the analysis of big data (collectively, "Artificial Intelligence & Big Data Companies"), as defined by Indxx, LLC the provider of the Underlying Index (the "Index Provider").

As technology continues to advance, artificial intelligence and big data are converging as complementary technology themes that enable companies to extract useful information from large and complex data sets. The increasing availability and accessibility of big data is creating more potential applications for artificial intelligence technology, which further incentivizes companies to develop capabilities in this area. Advances in artificial intelligence and big data technology have the potential to impact companies across many sectors, and are particularly applicable to companies that have acquired significant amounts of consumer, industrial, financial or other types of data.

The eligible universe of the Underlying Index includes exchange-listed companies that meet minimum market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $500 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies listed or incorporated in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom, and the United States. In addition, ADRs and GDRs of companies incorporated or with primary listing in China are eligible for inclusion.

From the eligible universe, the Index Provider identifies Artificial Intelligence & Big Data Companies by applying a proprietary analysis that seeks to identify companies that can be classified in the following categories:

•	Artificial Intelligence Developers

▪
Artificial Intelligence Applied to Products and Services - Companies that have developed internal artificial intelligence capabilities (organically or through acquisition) and are applying artificial intelligence technology directly in their products and services. Artificial intelligence applications include but are not limited to language/ image processing and recognition, automated communications, threat detection, recommendation generation, and other predictive analytics.

▪
Artificial Intelligence-as-a-Service ("AIaaS") for Big Data Applications - Companies that provide artificial intelligence capabilities to their customers as a service. Companies in this segment typically offer cloud-based platforms that allow their customers to apply artificial intelligence techniques to big data without the need for a direct investment in their own artificial intelligence-related infrastructure or capabilities.

Many companies in the Artificial Intelligence Developers category are considered "big data owners" due to the large amounts of consumer, industry, financial or other types of data that has been acquired through their platforms, products and services.  These companies have typically developed internal capabilities in artificial intelligence technology and are using these capabilities to create competitive advantage in their businesses.  This category may include companies from sectors including, but not limited to, Information Technology, Industrials, Financials, and Consumer Discretionary.

•	Artificial Intelligence and Big Data Analytics Hardware

◦
Artificial Intelligence Hardware - Companies that produce semiconductors, memory storage and other hardware that is utilized for artificial intelligence applications. This currently includes, but is not limited to, companies that produce graphics processing units (GPUs), application-specific integrated circuit ("ASIC") chips, field-programmable gate array ("FPGA") chips, and all-flash array storage.

◦
Quantum Computing - Companies that are developing quantum computing technology.  While currently in the process of being commercialized, quantum computing is expected to have significant potential for artificial intelligence and big data applications.

In order to be included in the Underlying Index, a company must be classified in the categories described above, as determined by the Index Provider. This classification is based on a composite analysis of public filings, products and services, official company statements and other information regarding direct involvement in the artificial intelligence and big data categories as described above. Eligible companies are then ranked by the Index Provider using a research framework that assesses a company's exposure to these categories. Companies must receive a minimum score within a given category to be selected in the Underlying Index, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to Artificial Intelligence & Big Data.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted annually with a semi-annual re-weighting. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the software industry and had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Artificial Intelligence & Big Data Companies: Artificial Intelligence & Big Data Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial Intelligence & Big Data Companies typically engage in significant amounts of spending on research and development and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Artificial Intelligence & Big Data Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial Intelligence & Big Data Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of Artificial Intelligence & Big Data Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Artificial Intelligence & Big Data Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Software Industry: The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: The Fund targets Artificial Intelligence & Big Data Companies globally and is expected to invest in securities in emerging market countries. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	21.00%
Worst Quarter:	09/30/19	-2.15%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Future Analytics Tech ETF		Label	1 Year	Since Inception	Inception Date
Indxx Artificial Intelligence and Big Data Index (net)		Indxx Artificial Intelligence and Big Data Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	38.76%	12.37%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	7.38%
Global X Future Analytics Tech ETF		Return before taxes	38.28%	12.04%	May 09, 2016
Global X Future Analytics Tech ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	38.10%	11.87%	May 09, 2016
Global X Future Analytics Tech ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	22.77%	9.22%	May 09, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Autonomous & Electric Vehicles ETF
Global X Autonomous & Electric Vehicles ETF
INVESTMENT OBJECTIVE
The Global X Autonomous & Electric Vehicles ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Autonomous & Electric Vehicles ETF Global X Autonomous & Electric Vehicles ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Autonomous & Electric Vehicles ETF | Global X Autonomous & Electric Vehicles ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 31.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, (collectively, "Autonomous and Electric Vehicle Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the market capitalization and liquidity criteria associated with the eligible markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $500 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, South Korea, Taiwan, the United Kingdom, and the United States.

From the eligible universe, the Index Provider identifies Autonomous and Electric Vehicle Companies by applying a proprietary natural language processing algorithm process that seeks to identify companies with exposure to the following categories:

•	Electric Vehicles ("EV") - companies that produce electric/hybrid vehicles, including cars, trucks, motorcycles/scooters, buses, and electric rail.

•
Electric Vehicle Components ("EVC") - companies that produce electric/hybrid vehicle components, including electric drivetrains, lithium-ion and other types of electric batteries, and fuel cells. In addition, companies that produce the chemicals and raw materials (including but not limited to lithium and cobalt) that comprise these electric/hybrid vehicle components are eligible for inclusion.

•
Autonomous Vehicle Technology ("AVT") - companies that build autonomous vehicles and/or develop hardware and software that facilitates the development of autonomous vehicles, including sensors, mapping technology, artificial intelligence, advanced driver assistance systems, ride-share platforms, and network-connected services for transportation.

In order to be included in the Underlying Index, a company must be identified as having exposure to these categories based on the ranking it receives from the natural language processing algorithm ("Segment Score"), as determined by the Index Provider. Within each category listed above, companies are ranked by the Index Provider according to their respective Segment Score. The Index Provider then reviews the companies to ensure relevance to one or more of the categories above based on the business operations of the company. The Underlying Index is comprised of the highest ranking 15 companies in the EV segment, the highest ranking 30 companies in the EVC segment, and the highest ranking 30 companies in the AVT segment, as determined by the Index Provider and subject to certain buffer rules intended to reduce turnover. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to electric vehicles and autonomous vehicles.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted semi-annually. At the semi-annual reconstitution, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials, information technology, materials, and consumer discretionary companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the consumer discretionary and information technology sectors.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Autonomous and Electric Vehicle Companies: Autonomous and Electric Vehicle Companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous and Electric Vehicle Companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Autonomous and Electric Vehicle companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Autonomous and Electric Vehicle companies rely on Artificial Intelligence & Big Data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of Autonomous and Electric Vehicle Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Autonomous and Electric Vehicle Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Lithium-Ion Battery Industry: Securities in the Fund’s portfolio involved in the manufacturing of lithium-ion batteries are subject to the effects of price fluctuations of traditional and alternative sources of energy, developments in battery and alternative energy technology, the possibility that government subsidies for alternative energy will be eliminated and the possibility that lithium-ion technology is not suitable for widespread adoption.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: The Fund targets Autonomous and Electric Vehicles Companies globally and is expected to invest in securities in emerging market countries. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in South Korea: Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	12/31/19	13.33%
Worst Quarter:	09/30/19	-1.65%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Autonomous & Electric Vehicles ETF		Label	1 Year	Since Inception	Inception Date
Solactive Autonomous & Electric Vehicles Index (net)		Solactive Autonomous & Electric Vehicles Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	28.02%	1.59%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	8.27%
Global X Autonomous & Electric Vehicles ETF		Return before taxes	28.04%	1.64%	May 09, 2016
Global X Autonomous & Electric Vehicles ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	27.64%	1.07%	May 09, 2016
Global X Autonomous & Electric Vehicles ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	16.85%	1.17%	May 09, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Genomics & Biotechnology ETF
Global X Genomics & Biotechnology ETF
INVESTMENT OBJECTIVE
The Global X Genomics & Biotechnology ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Genomics & Biotechnology ETF Global X Genomics & Biotechnology ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.68%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Genomics & Biotechnology ETF | Global X Genomics & Biotechnology ETF | USD ($)	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on April 5, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 23.12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, "Genomics & Biotechnology Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Genomics & Biotechnology Company if it derives at least 50% of its revenue, operating income, or assets from genomics and/or biotechnology. These companies include those involved in the following business activities: (i) gene editing, (ii) genomic sequencing, (iii) development and testing of genetic medicine/therapies, (iv) computational genomics and genetic diagnostics, and/or (v) biotechnology.

In constructing the Underlying Index, the Index Provider first establishes the eligible universe by utilizing FactSet sector classifications: only companies classified by FactSet as healthcare companies are eligible for the Underlying Index. The Index Provider then applies a proprietary natural language processing algorithm to the eligible universe, which seeks to identify and rank companies with direct exposure to the genomics industry based on filings, disclosures and other public information (e.g. regulatory filings, earnings transcripts, etc.). The highest ranking companies identified by the natural language processing algorithm, as of the selection date, are further reviewed by the Index Provider to confirm they derive at least 50% of their revenues, operating income, or assets from the following business activities:

i.	Gene Editing: Companies that develop technology for the insertion, deletion, or replacement of DNA at a specific site in the genome of an organism.

ii.	Genomic Sequencing: Companies that are engaged in the process of determining the complete DNA sequence of an organism's genome.

iii.	Genetic Medicine/Therapies: Companies that seek to detect, cure or treat diseases by identifying and/or modifying an organism's gene expression or functioning.

iv.	Computational Genomics and Genetic Diagnostics: Companies that use computational and statistical analysis to decipher biological insights from genome sequences and related data.

v.	Biotechnology: Companies that combine biologic processes and technology to develop products and services.

The eligible universe of the Underlying Index includes exchange-listed companies that meet minimum market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include healthcare companies. As of January 31, 2020, the Underlying Index had 36 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the biotechnology industry and had significant exposure to the health care sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Genomics Companies: Genomics companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Genomics companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. In addition, the field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. The customers and/or suppliers of genomics companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on genomics companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Biotechnology Industry: Biotechnology companies face intense competition and the potential for rapid product obsolescence. Biotechnology companies may be adversely affected by the loss or impairment of intellectual property rights or changes in government regulations.

Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X Video Games & Esports ETF
Global X Video Games & Esports ETF
INVESTMENT OBJECTIVE
The Global X Video Games & Esports ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Video Games & Esports ETF Global X Video Games & Esports ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X Video Games & Esports ETF | Global X Video Games & Esports ETF | USD ($)	51	160

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on October 25, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 0.27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investments purposes (if any), in Video Games & Esports Companies (as defined below), and in ADRs and GDRs based on such securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware (collectively, "Video Games & Esports Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider").

In constructing the Underlying Index, the Index Provider first applies a proprietary natural language processing algorithm to the eligible universe, which screens filings, disclosures and other public information (e.g., regulatory filings, earnings transcripts, etc.) for keywords that describe the index theme, to identify and rank companies with direct exposure to the video games and esports industry. Companies identified by the natural language processing algorithm, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to video games and esports activities. To be eligible for the Underlying Index, a company is considered by the Index Provider to be a Video Games & Esports Company if the company generates at least 50% of its revenues from video games and esports activities, as determined by the Index Provider. Video Games & Esports Companies are those companies that (i) develop and/or publish video games, (ii) facilitate the streaming or distribution of video gaming and/or esports content, (iii) operate and/or own competitive esports leagues and/or competitive esports teams, and/or (iv) produce hardware used in video games and/or esports, including augmented and virtual reality.

To be a part of the eligible universe of the Underlying Index, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of January 31, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, United Kingdom, United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies. As of January 31, 2020, the Underlying Index had 38 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the entertainment industry and had significant exposure to the communication services sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Video Game and Esports Companies: Video Game and Esports Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. Video Game and Esports Companies may be dependent on one or a small number of product or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms, and changes in consumer discretionary spending. Video Game and Esports Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. Recently, Video Game and Esports Companies have faced enhanced regulatory scrutiny, and certain regulators have at times suspended the issuance of licenses for new video games. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Video Game and Esports Companies could be negatively impacted by disruptions in service caused by hardware or software failure. Video Game and Esports Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Video Game and Esports Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Video Game and Esports Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Communication Services Sector: Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Risks Related to Investing in the Entertainment Industry: Entertainment companies may be impacted by high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry, and entertainment products may face a risk of rapid obsolescence. Entertainment companies are subject to risks that include cyclicality of revenues and earnings, changing tastes and topical interests, and decreases in the discretionary income of their targeted consumers. Sales of content through physical formats and traditional content delivery services may be displaced by new content delivery mechanisms, such as streaming technology, and it is possible that such new content delivery mechanisms may themselves become obsolete over time.  The entertainment industry is regulated, and changes to rules regarding advertising and the content produced by entertainment companies can increase overall production and distribution costs. Companies in the entertainment industry have at times faced increased regulatory pressure which has delayed or prohibited the release of entertainment content.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations with its neighbors or trading partners may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Risk of Investing in South Korea: Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Risk of Investing in Taiwan: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X Cybersecurity ETF
Global X Cybersecurity ETF
INVESTMENT OBJECTIVE
The Global X Cybersecurity ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Cybersecurity ETF Global X Cybersecurity ETF
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Fund's average daily net assets per year, effective April 1, 2020, until at least April 1, 2021.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X Cybersecurity ETF | Global X Cybersecurity ETF | USD ($)	51	182

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on October 25, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 3.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investments purposes (if any), in Cybersecurity Companies (as defined below), and in ADRs and GDRs based on such securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices (collectively, "Cybersecurity Companies"), as determined by Indxx LLC, the provider of the Underlying Index ("Index Provider").

In constructing the Underlying Index, the Index Provider first identifies FactSet Industries related to cybersecurity. Companies within these FactSet Industries, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to cybersecurity activities. To be eligible for the Underlying Index as a Cybersecurity Company, a company must generate at least 50% of its revenues from cybersecurity activities, which the Index Provider classifies as the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices.

To be a part of the eligible universe of the Underlying Index, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of January 31, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last six months (or for three months, in the case of recent IPOs) greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom, and the United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and thereby increase exposure to other companies. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include mid-capitalization companies. As of January 31, 2020, the Underlying Index had 30 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the software industry and had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Cybersecurity Companies: Cybersecurity Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. Cybersecurity Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. Cybersecurity Companies may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cybersecurity Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cybersecurity Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cybersecurity Companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Risks Related to Investing in the Software Industry: The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X Millennials Thematic ETF
Global X Millennials Thematic ETF
INVESTMENT OBJECTIVE
The Global X Millennials Thematic ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Millennials Thematic ETF Global X Millennials Thematic ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.50%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Millennials Thematic ETF | Global X Millennials Thematic ETF | USD ($)	51	160	280	628

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 10.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests more than 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to the millennial generation, (collectively, "Millennial Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider"). The millennial generation refers to the demographic in the U.S. with birth years ranging from 1980 to 2000.

The eligible universe of the Underlying Index includes the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $500 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. The Underlying Index only includes companies listed in the United States. The Underlying Index is developed using a proprietary, multi-step research process to identify Millennial Companies. First, the Index Provider conducts fundamental research on trends related to the millennial generation, including but not limited to: consumer spending data, consumer behavior, technology and demographics. Based on this analysis, the Index Provider determines key categories that appear to be most reflective of how individuals from the millennial generation spend their time and money (collectively, "Spending Categories"). As of January 31, 2020, the Index Provider has identified the following eight key Spending Categories for millennials: (1) Social and Entertainment, (2) Clothing and Apparel, (3) Travel and Mobility, (4) Food/Restaurants and Consumer Staples, (5) Financial Services and Investments, (6) Housing and Home Goods, (7) Education and Employment, and (8) Health and Fitness. These Spending Categories may change over time, as determined by the Index Provider.

After establishing these Spending Categories, the Index Provider uses a variety of sources - including, but not limited to: industry reports, investment research and financial statements published by companies - to identify companies with significant exposure to these Spending Categories. A company is determined to have significant exposure to the Spending Categories if (i) it derives a significant portion of its revenue from the Spending Categories, or (ii) it has stated its primary business to be in products and services focused on the Spending Categories, as determined by the Index Provider. The companies identified at this stage are then considered for further analysis, which ultimately determines their eligibility for inclusion in the Underlying Index.

In the final step of the selection process, the Index Provider conducts a composite analysis on the remaining companies to identify Millennial Companies within each of the Spending Categories. As part of this process, the Index Provider utilizes the fundamental research it has conducted on trends related to the millennial generation in order to evaluate companies based on quantitative and qualitative criteria that have been identified as being consistent with millennial demographics and consumer preferences. As of January 31, 2020, some examples of the criteria used in the evaluation process include but are not limited to: E-commerce, social and professional networks, digital media streaming services, athletic and outdoor apparel, multi-family apartments, and peer reviews/recommendations. The Index Provider then scores the companies based on these criteria to determine the companies that are most reflective of Millennial Companies within each Spending Category. These criteria will vary by Spending Category and are subject to evaluation by the Index Provider on an annual basis. A minimum of five and a maximum of fifteen companies from each Spending Category are included in the Underlying Index, primarily based on their score in the composite analysis conducted by the Index Provider.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, consumer staples, information technology and financial services companies as well as real estate investment trusts ("REITs"). The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the consumer discretionary and communication services sectors.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: The Fund may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Associated Risks Related to Investing in Millennial Companies: The Fund invests in millennial companies, including companies involved in producing or distributing clothing and apparel, food (including restaurants), and consumer staples, as well as companies involved in the provision of social networks and social media, digital media, live events and entertainment, travel and transportation services, financial services and investments, housing and housing services and educational services. Millennial companies may be affected by changes in consumers’ disposable income, consumer preferences, social trends and marketing campaigns. Millennial companies generally face a high degree of competition and potentially rapid product obsolescence. The customers and/or suppliers of millennial companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on millennial companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Communication Services Sector: Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	20.17%
Worst Quarter:	12/31/18	-16.46%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Millennials Thematic ETF		Label	1 Year	Since Inception	Inception Date
Indxx Millennials Thematic Index		Indxx Millennials Thematic Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.32%	17.33%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	15.55%
Global X Millennials Thematic ETF		Return before taxes	31.64%	16.83%	May 04, 2016
Global X Millennials Thematic ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	31.50%	16.63%	May 04, 2016
Global X Millennials Thematic ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	18.82%	13.33%	May 04, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Longevity Thematic ETF
Global X Longevity Thematic ETF
INVESTMENT OBJECTIVE
The Global X Longevity Thematic ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Longevity Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Longevity Thematic ETF Global X Longevity Thematic ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.50%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Longevity Thematic ETF | Global X Longevity Thematic ETF | USD ($)	51	160	280	628

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 14.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests more than 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services (collectively, "Longevity Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $500 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. The Underlying Index may include components from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom, and the United States.

From the eligible universe, the Index Provider identifies Longevity Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As of January 31, 2020, the Index Provider has identified the following four themes that are expected to provide the most exposure to Longevity Companies: (1) Health Care Products, (2) Health Care Services, (3) Medical Devices, and (4) Senior Homes (collectively, "Longevity Themes"). In order to be included in the Underlying Index, a company must be identified as having significant exposure to these Longevity Themes, as determined by the Index Provider. Companies are analyzed based on two primary criteria: revenue exposure and primary business operations. A company is deemed to have significant exposure to the Longevity Themes if (i) it derives a significant portion of its revenue from the Longevity Themes, or (ii) it has stated its primary business to be in products and services focused on the Longevity Themes, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide products and services that facilitate the aging of the global population.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include health care, biotechnology and pharmaceuticals companies as well as real estate investment trusts ("REITs"). The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the biotechnology and health care equipment industries and had significant exposure to the health care sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: The Fund may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Associated Risks Related to Investing in Longevity Companies: The Fund invests in longevity companies, including pharmaceutical and biotechnology companies involved in the research, development, production and/or manufacturing of drugs; suppliers or manufacturers of medical devices; companies operating skilled nursing homes, senior living homes and continuing care communities; and providers of health care services, including home healthcare providers. Longevity companies may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Longevity companies may be affected by government regulations and government healthcare programs, as well as increases or decreases in the cost of medical products and services and product liability claims. Many longevity companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. The customers and/or suppliers of longevity companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on longevity companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Biotechnology Industry: Biotechnology companies face intense competition and the potential for rapid product obsolescence. Biotechnology companies may be adversely affected by the loss or impairment of intellectual property rights or changes in government regulations.

Risks Related to Investing in the Health Care Equipment Industry: Companies in the health care equipment industry may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors.

Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	12.66%
Worst Quarter:	12/31/18	-14.41%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Longevity Thematic ETF		Label	1 Year	Since Inception	Inception Date
Indxx Global Longevity Thematic Index (net)		Indxx Global Longevity Thematic Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	25.23%	14.12%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	12.52%
Global X Longevity Thematic ETF		Return before taxes	24.98%	13.80%	May 09, 2016
Global X Longevity Thematic ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	24.71%	13.40%	May 09, 2016
Global X Longevity Thematic ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	14.94%	10.75%	May 09, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Health & Wellness Thematic ETF
Global X Health & Wellness Thematic ETF
INVESTMENT OBJECTIVE
The Global X Health & Wellness Thematic ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Health & Wellness Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Health & Wellness Thematic ETF Global X Health & Wellness Thematic ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.50%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Health & Wellness Thematic ETF | Global X Health & Wellness Thematic ETF | USD ($)	51	160	280	628

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 18.05% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests more than 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, (collectively, "Health & Wellness Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $500 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. The Underlying Index may include components from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom, and the United States.

From the eligible universe, the Index Provider identifies Health & Wellness Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As of January 31, 2020, the Index Provider has identified the following four themes that are expected to provide the most exposure to Health & Wellness Companies: (1) Healthy Food, Nutrition and Weight Loss, (2) Fitness and Fitness Apparel, (3) Nutritional Supplements and Preventive Health Care, (4) Anti-Aging and Wellness (collectively, "Health & Wellness Themes"). In order to be included in the Underlying Index, a company must be identified as having significant exposure to these Health & Wellness Themes, as determined by the Index Provider. The Index Provider analyzes companies based on two primary criteria: revenue exposure and primary business operations. A company is to have significant exposure to the Health & Wellness Themes if (i) it derives a significant portion of its revenue from the sale of products or services from the Health & Wellness Themes, or (ii) it has stated its primary business to be in products and services focused on the Health & Wellness Themes, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide products and services that facilitate physical health and wellness.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, consumer staples, health care and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the textiles, apparel and luxury goods industry and had significant exposure to the consumer discretionary sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Health & Wellness Companies: The Fund invests in health and wellness companies, including companies that operate gyms and fitness/wellness facilities as well as companies that provide, manufacture or distribute natural/organic foods, sports/fitness equipment, wearable fitness technology, fitness/athletic apparel, nutritional supplements, anti-aging products and dietary services. The risks related to investing in such companies include rapid changes in consumer trends, social trends, marketing campaigns, and consumers’ disposable income. Health & Wellness Companies that manufacture or distribute natural/organic foods may enter the cannabis space which would increase the risk of facing increased regulatory scrutiny in the future. Exposure to cannabis companies could increase the volatility of the stocks. In addition, these companies typically face intense competition domestically and abroad, which could adversely impact the success of these companies. The customers and/or suppliers of health and wellness companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on health and wellness companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risks Related to Investing in the Textiles, Apparel and Luxury Goods Industry: Companies in the textiles, apparel and luxury goods industry face intense competition and are dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by textiles, apparel and luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction of underproduction, which can impact company profitability.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: The Fund targets Health and Wellness Companies globally and is expected to invest in securities in emerging market countries. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations with its neighbors or trading partners may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Risk of Investing in Taiwan: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	12.87%
Worst Quarter:	12/31/18	-10.96%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Health & Wellness Thematic ETF		Label	1 Year	Since Inception	Inception Date
Indxx Global Health & Wellness Thematic Index (net)		Indxx Global Health & Wellness Thematic Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.13%	12.29%
MSCI ACWI Index (net)		MSCI ACWI Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)	26.60%	12.51%
Global X Health & Wellness Thematic ETF		Return before taxes	25.65%	11.81%	May 09, 2016
Global X Health & Wellness Thematic ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	25.47%	11.37%	May 09, 2016
Global X Health & Wellness Thematic ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	15.30%	9.12%	May 09, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Education ETF
Global X Education ETF
INVESTMENT OBJECTIVE
The Global X Education ETF ("Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Education Thematic Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Education ETF Global X Education ETF
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.68%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X Education ETF | Global X Education ETF | USD ($)	69	218

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The objective of the Underlying Index is to provide exposure to exchange-listed companies globally that provide educational products and services, including companies primarily involved in online learning and educational content/publishing, as well as early childhood education, higher education and professional education, (collectively, "Education Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the market capitalization and liquidity criteria associated with developed and emerging markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2020, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom and the United States.

From the eligible universe, the Index Provider identifies Education Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and consumer data related to the education industry in order to establish the themes that are expected to provide the most exposure to the growth of the education industry. As of January 31, 2020, the Index Provider has identified the following four education themes: (1) Educational Content/Publishing, (2) Online Learning, (3) Early Childhood Education and (4) Higher and Professional Education (collectively, "Education Themes"). In order to be included in the Underlying Index, a company must be identified by the Index Provider as having significant exposure to one or more of these Education Themes, as determined by the Index Provider. In the second step of the process, the Index Provider analyzes companies based on revenue exposure to the Education Themes. A company is identified as having significant exposure to the Education Themes if it derives a significant portion of its revenue from the sale of products or services from one or more of the Education Themes, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to Education Themes.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. At each semi-annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary and communication services companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Education Companies: Education companies may be affected by changes in demographics and changes in consumer demands. Furthermore, government regulations, programs and policies can have a significant impact on the products and services provided by education companies. Some education companies rely heavily on tax breaks and government subsidies, which can be very policy-dependent and may not continue indefinitely in the future. Education companies are also affected by macroeconomic growth and the overall strength of the labor market, which can influence the demand for educational products and services. Some education companies have recently faced increased regulatory scrutiny, and in some cases litigation, due to business practices that were perceived as unfair and misleading to consumers. Ongoing and future legal actions could have a negative impact on education companies. The customers and/or suppliers of education companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on education companies.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in Hong Kong: Investments in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, including in connection with recent protests and unrests, may have an adverse impact on Hong Kong’s economy.

Risk of Investing in the United Kingdom: Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom’s economy may be impacted by changes to the economic condition of the United States and other European countries. The United Kingdom’s economy, along with certain other European Union economies, experienced a significant economic slowdown during the recent financial crisis; certain United Kingdom financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the European Union, which departure has become known as “Brexit”. Brexit introduced significant uncertainties and instability in the financial markets as the United Kingdom negotiated its departure from the European Union. The United Kingdom officially stopped being a member of the European Union on January 31, 2020. However, many issues related to Brexit remain unresolved and are the subject of continued negotiations with the European Union, including uncertainty with respect to the nation’s trading relationship with the European Union and its shared border with Ireland, a member of the European Union.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund has not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risk of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X Cannabis ETF
Global X Cannabis ETF
INVESTMENT OBJECTIVE
The Global X Cannabis ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cannabis Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Cannabis ETF Global X Cannabis ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X Cannabis ETF | Global X Cannabis ETF | USD ($)	51	160

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on September 17, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 11.40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index.  The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investments purposes (if any), in Cannabis Companies (as defined below), and in ADRs and GDRs based on such securities. The Fund's 80% investment policies are non-fundamental and requires 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies that are active in the cannabis industry (collectively, "Cannabis Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Cannabis Company if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry. The cannabis industry is composed of the following areas: (i) the legal production, growth and distribution of marijuana, as well as extracts, derivative products or synthetic versions thereof; (ii) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (iii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iv) pharmaceutical applications of cannabis; (v) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (vi) products that may be used to consume cannabis.* In addition, companies that the Index Provider expects to derive at least 50% of future revenue, operating income or assets from the cannabis industry based on its review of their primary business operations, capital investments and/or operating expenses, as well as other public statements, are eligible for inclusion in the Underlying Index ("Pre-Revenue Companies"). Pre-Revenue Companies are subject to an aggregate weight cap of 10% at each quarterly rebalance. Additionally, Pre-Revenue Companies do not count towards satisfaction of the Fund's policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investments purposes (if any), in Cannabis Companies, and in ADRs and GDRs based on such securities.

To be a part of the eligible universe of the Underlying Index, a Cannabis Company must be listed on a regulated stock exchange that requires issuers to maintain compliance with all laws, rules and regulations applicable to their business. As such, the Underlying Index is designed to invest in Cannabis Companies that represent that they operate cannabis-related business activities, or supply products and perform services for companies that grow, produce, distribute, or sell cannabis or products derived from cannabis, in a manner that is legal under all laws, rules and regulations applicable to the company's business. A company must also meet certain minimum market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last three months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. Companies must retain a minimum market capitalization of $80 million and average daily turnover for the last three months greater than or equal to $1.4 million in order to be eligible to remain in the Underlying Index. As of January 31, 2020, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Canada and the United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted quarterly. Additionally, on an intra-quarter basis, if the Index Provider determines that a constituent of the Underlying Index does not meet the index requirements with respect to compliance with laws, rules and regulations, the Index Provider may remove such constituent outside of the regular rebalance schedule. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and thereby increase exposure to other companies. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include mid-capitalization and small-capitalization companies. As of January 31, 2020, the Underlying Index had 25 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Additionally, the Fund will not invest in companies that, in the opinion of the Adviser, fail to meet any the criteria outlined below (collectively, the "Eligibility Criteria"):

•
Each company must have securities listed on an exchange that requires compliance with all laws, rules and regulations applicable to their business, which includes U.S. federal laws if the company performs activities in the U.S. or is otherwise subject to U.S. jurisdiction.

•
Each company may only supply products and/or perform services related to the cannabis industry in a manner that is legal under applicable national and local laws, including U.S. federal, state, and local laws.

"Legal under applicable national and local laws" refers to being permitted under the applicable (i) controlled substance or (ii) food, drug, and cosmetics, or equivalent laws and regulations under whose jurisdiction the company is subject that govern the cultivation, production or distribution, for medical or non-medical purposes, of cannabis in a particular country. The Adviser reviews publicly available information related to Underlying Index constituents for violations of Eligibility Criteria in connection with each quarterly and intra-quarter reconstitution of the Underlying Index. If, after acquiring a company's securities, the company, in the Adviser's opinion, no longer meets the Eligibility Criteria, or if the Index Provider removes the company from the Underlying Index for failure to comply with laws, rules and regulations applicable to their business, the Fund will promptly sell that position, potentially at a time when it is disadvantageous to do so. As of the date of this Prospectus, Cannabis Companies that grow or distribute marijuana inside the U.S. fail to meet Eligibility Criteria.
___________________________________
* "Hemp" refers to cannabis plants with a delta-9 tetrahydrocannabinol ("THC") concentration of not more than 0.3 percent on a dry weight basis, as well as derivatives thereof, whereas "marijuana" refers to all other cannabis plants and derivatives thereof.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index, in particular if the Adviser determines that one or more of the securities in the Underlying Index may fail to meet the Eligibility Criteria.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was concentrated in the pharmaceuticals industry and had significant exposure to the health care sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Depositary Receipts Risk: The Fund may invest in depositary receipts, such as ADRs and GDRs.  Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies. For additional details on these risks, please see Foreign Securities Risk.  Moreover, depositary receipts may not track the price of the underlying foreign securities on which they are based.  A holder of depositary receipts may also be subject to fees and the credit risk of the financial institution acting as depositary.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Cannabis Companies: The cannabis industry is a very young, fast evolving industry with increased exposure to the risks associated with changes in applicable laws (including increased regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of securities held by the Fund.

General Legal Considerations: Cannabis Companies are subject to various laws and regulations that may differ at the state/local, federal and international level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing and traditional banking services, impact the market for cannabis business sales and services, and set limitations on cannabis use, production, transportation, export and storage. There is a risk that a Cannabis Company currently operating legally may suddenly find itself accused (or found guilty) of illegal activities, including because of changes to applicable law. Cannabis Companies may face litigation, formal or informal complaints, enforcement actions, and inquiries by various federal, state, or local governmental authorities, which could consume considerable amounts of financial and other corporate resources and have a negative impact on sales, revenue, profitability, and growth prospects. Additionally, to the extent that the United States and other countries pass laws that permit individuals to grow cannabis for personal, non-commercial use, the markets may shrink for certain Cannabis Companies in which the Fund invests. Similarly, certain Cannabis Companies may not be able to obtain or maintain the necessary licenses, permits, authorizations, or accreditations, or may only be able to do so at great cost. Failure to comply with or to obtain the necessary licenses, permits, authorizations, or accreditations could result in restrictions on a Cannabis Company’s ability to legally engage in its business activity, which could have a negative impact on the value of the Fund’s investments. Actions taken against certain Cannabis Companies could have an indirect, negative effect on the value of other Cannabis Companies in the cannabis industry, even Cannabis Companies not directly affected by such actions.

U.S. Federal Marijuana Regulation: The possession, use and importation of marijuana remains illegal under U.S. federal law. Federal law criminalizing the use of marijuana remains enforceable notwithstanding state laws that legalize its use for medicinal and recreational purposes. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies, and any stepped-up enforcement of marijuana laws by the federal government could adversely affect the value of the Fund’s investments. Pronouncements from the current Administration suggest the Department of Justice (“DOJ”) may exert pressure on states where marijuana use and possession is legal and step up the enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes. Currently, the Rohrabacher-Blumenauer amendment to appropriations legislation prohibits the DOJ from using federal funds to prevent states from implementing laws that authorize medical marijuana use, possession, distribution, and cultivation. In the event the Rohrabacher-Blumenauer amendment is not renewed by Congress, the DOJ may begin using federal funds to prevent states from implementing such laws. Since the use of marijuana is illegal under U.S. federal law, institutions may be unwilling to make services available to growers and sellers of marijuana. Any stepped-up enforcement efforts by the U.S. federal government could produce a chilling effect on the industry’s growth and discourage institutions, including banks, from expanding their services to Cannabis Companies, where such services are currently limited, and could potentially curtail the ability of investors to purchase or hold Cannabis Companies. The current federal regulatory stance will limit the number of companies that could otherwise be eligible for inclusion in the Underlying Index, and consequently could limit the range of companies eligible for investment by the Fund. Additionally, U.S. Federal tax law prohibits a taxpayer from claiming a deduction or credit for any amount paid or incurred during the tax year in carrying on any trade or business if that trade or business (or the activities that comprise that trade or business) consists of trafficking in controlled substances (e.g., marijuana (cannabis) for this purpose) where that trafficking is prohibited by either federal law or the state law for the state in which the trade or business is conducted. Consequently, Cannabis Companies may pay higher amounts of taxes than non-Cannabis Companies, which could result in less income to the Fund and, in turn, less for the Fund to distribute to shareholders.

U.S. Regulation of Hemp: Although legislation has recently expanded the permissible industrial use of hemp, such activity remains heavily regulated, and it is possible that future federal and/or state legislation could drastically curtail permissible uses of hemp.  Certain Underlying Index constituents may sell dietary supplements and/or foods containing CBD within the U.S.  The Agricultural Improvement Act of 2018, also known as the “2018 Farm Bill”, altered the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD.  As a result of the 2018 Farm Bill, “hemp” (defined as the plant Cannabis sativa L. plant and extracts thereof with a delta-9 tetrahydrocannabinol concentration of not more than 0.3% on a dry weight basis), was exempted from the definition of “marijuana” under the U.S. Controlled Substances Act. The 2018 Farm Bill delegates to the Food and Drug Administration (“FDA”) responsibility for regulating products containing hemp or derivatives thereof (including CBD) under the Federal Food, Drug, and Cosmetic Act (the “FD&C”).  Under the FD&C, if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized.  The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug.  However, companies that sell CBD in dietary supplements and foods have taken the position that CBD was marketed as a dietary supplement and/or as a conventional food before the drug was approved or before the new drug investigations were authorized, and because the FDA has not brought enforcement action against such companies, this question of fact has not yet been adjudicated.  In the absence of a conclusive legal determination to the contrary, as of the date of this prospectus, the Advisor has not determined that the sale of dietary supplements and/or foods containing CBD within the U.S. would cause an Underlying Index Constituent to fail to meet the applicable Eligibility Criteria.

U.S. Regulation of Medical Cannabis: Few drug products containing cannabis or cannabis extracts have been approved for use by the U.S. Food and Drug Administration (“FDA”) or obtained registrations for commercial production from the Drug Enforcement Administration (“DEA”), and there is no guarantee that such products will ever be legally produced or sold in the United States. Cannabis Companies in the United States that engage in medical or pharmaceutical research or the production and distribution of controlled substances, such as marijuana, must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. The current regulatory state of medical cannabis in the United States may limit the number of pharmaceutical companies that could otherwise be eligible for inclusion in the Underlying Index, and consequently could limit the range of companies eligible for investment by the Fund.

Non-U.S. Regulation of Cannabis: Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of cannabis vary throughout the world, and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products. Additionally, even if a company’s operations are legal under current law, such operations may become illegal in the future if the applicable law changes to prohibit cannabis-related activities vital to the company’s business. Any such change would have a significant impact on the cannabis industry and Cannabis Companies in which the Fund may invest. The Fund will only invest in non-U.S. Cannabis Companies if such companies are operating legally in their relevant jurisdiction. In addition, even if Cannabis Companies operate permissibly under local law, importation of their products in other countries, such as the United States, may be prohibited, which could result in a reduced market for their products.

Eligibility Criteria Risk: The Fund intends to invest only in those Cannabis Companies that meet the Eligibility Criteria.  To the extent that any securities included in the Underlying Index are unable to meet the Eligibility Criteria, the Fund would not invest in such securities, which would increase the tracking error between the Fund’s performance and the performance of the Underlying Index and may cause the Fund to underperform the Underlying Index.  Moreover, it is possible that the Fund may invest in Cannabis Companies that ultimately fail to meet the Eligibility Criteria, and any change in regulation and/or enforcement of U.S. federal law could cause securities held by the Fund to cease to meet the Eligibility Criteria.  If the Fund were to hold securities of a Cannabis Company that fails to meet the Eligibility Criteria, the value of such security may decrease substantially; additionally, the Fund could be required to rapidly divest itself of such securities. Such divestment would likely contribute to substantial underperformance relative to the Underlying Index, particularly in the event that numerous Fund securities are impacted by changes in U.S. federal law.

Service Provider Risk: Because of legal and reputational concerns associated with the Fund’s investments in Cannabis Companies, Fund service providers may be reluctant to provide, or to continue to provide, services to the Fund. If a service provider were to terminate its relationship with the Fund, the use of an alternate service provider could negatively impact the Fund’s operations. Additionally, the Fund’s service providers may raise concerns with respect to specific securities included in the Underlying Index, and may be unwilling to continue to act as a service provider to the Fund if the Fund invests in such security. If the Fund does not invest in a security included in the Underlying Index as a result of such concerns, the Fund would experience tracking error versus the performance of the Underlying Index and may underperform the Underlying Index.

Legal Liability of the Fund: The breadth of U.S. federal law affecting the cannabis industry is significant. Given the uncertain nature of the regulation of the cannabis industry in the United States, the Fund’s investment in certain entities could, under unique circumstances, raise issues under one or more of those laws, and any investigation or prosecution related to those investments could result in expense and losses to the Fund. The Fund and the Adviser have taken steps to mitigate this risk through the implementation of the Eligibility Criteria, which have been discussed previously, and which are intended to ensure that the Fund is not invested in any Cannabis Company that is operating in contravention of applicable U.S. law. However, the application of the Eligibility Criteria cannot guarantee that a Cannabis Company is not engaged in impermissible activities, which could result in the Fund inadvertently holding such a company for a limited period of time prior to divestment. In addition, the Adviser has obtained a legal opinion on behalf of the Fund indicating that the Fund’s investments in Cannabis Companies that meet the Eligibility Criteria should not cause the Fund to violate federal drug and anti-money laundering laws. However, such legal opinion does not prevent or otherwise estop any governmental agency or the courts from taking a contrary position.

Cannabis Price Fluctuation Risk: The Fund invests in companies engaged in the cannabis industry, which may be susceptible to fluctuations in the price of cannabis. Cannabis prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, such as cannabis, may typically exhibit even higher volatility attributable to cannabis prices. In addition, the lack of a futures market in cannabis may impede the ability of Cannabis Companies to hedge their cannabis exposure risks.

Cannabis Price Relationship Risk: The Underlying Index measures the performance of companies involved in the cannabis industry and not the performance of the price of cannabis itself. The securities of companies involved in the cannabis industry may under- or over-perform the price of cannabis over the short-term or the long-term.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Micro-Capitalization Companies Risk: Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies, and their earnings and revenues tend to be less predictable (and some companies may experience significant losses). Microcap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

Risks Related to Investing in the Pharmaceuticals Industry: Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Canada: The Canadian economy is highly dependent on the demand for and price of natural resources. As a result, the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources and any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. Developments in the United States, including renegotiation of the North American Free Trade Agreement (“NAFTA”), ratification of the successor United States-Mexico-Canada Agreement (“USMCA”), which is pending legislative approval, and imposition of tariffs by the United States, may have implications for the trade arrangements between the United States and Canada, which could negatively affect the value of securities held by the Fund.

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Global X Funds | Global X U.S. Infrastructure Development ETF
Global X U.S. Infrastructure Development ETF
INVESTMENT OBJECTIVE
The Global X U.S. Infrastructure Development ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X U.S. Infrastructure Development ETF Global X U.S. Infrastructure Development ETF
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.47%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X U.S. Infrastructure Development ETF | Global X U.S. Infrastructure Development ETF | USD ($)	48	151	263	591

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 9.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria associated with developed markets, as defined by the Index Provider. As of January 31, 2020, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months greater than or equal to $1 million in order to be eligible for inclusion in the Underlying Index. The Underlying Index only includes companies listed in the United States.

From the eligible universe, the Index Provider identifies U.S. Infrastructure Development Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and spending trends related to infrastructure development in order to establish the themes that are expected to provide the most exposure to increased investment in U.S. infrastructure. As of January 31, 2020, the Index Provider has identified the following four U.S. infrastructure development themes: (1) Construction and Engineering Services, (2) Raw Materials and Composites, (3) Products and Equipment, (4) Industrial Transportation (collectively, "U.S. Infrastructure Development Themes").

In the second step of the process, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. A company is eligible for inclusion in the Underlying Index if (i) it derives a significant portion of its revenue from the U.S. Infrastructure Development Themes, or (ii) it has stated its primary business to be in products and services focused on the U.S. Infrastructure Development Themes, as determined by the Index Provider. Furthermore, only companies that generate greater than 50% of revenues from the United States as of the index selection date, as determined by the Index Provider, are eligible for inclusion in the Underlying Index. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to U.S. infrastructure development.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced annually. At the annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and materials companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the industrials and materials sectors.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Associated Risks Related to Investing in Infrastructure Development Companies: The Fund invests in infrastructure development companies, including companies involved in construction, engineering, production of raw materials, production and distribution of heavy construction equipment and industrial transportation.  General risks of infrastructure development companies include the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity.  In addition, infrastructure development companies may also be significantly affected by overall capital spending levels (including both private and public sector spending), economic cycles, technical obsolescence, delays in modernization, labor relations and government regulations.  Some infrastructure development companies may rely heavily on local, state or national government contracts, and are therefore subject to higher degrees of political risk and could be negatively impacted by changes in government policies or a deterioration in government balance sheets in the future. The customers and/or suppliers of infrastructure development companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on infrastructure development companies. Through its portfolio companies’ customers and suppliers, the Fund is specifically exposed to Asian Economic Risk and North American Economic Risk.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Industrials Sector: Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Companies in the Industrial Sector face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies’ ability to successfully deploy their inventories.

Risks Related to Investing in the Materials Sector: Companies in the materials sector are affected by commodity price volatility, exchange rates, import controls and worldwide competition. At times, worldwide production of industrial materials has exceeded demand, leading to poor investment returns or outright losses. Issuers in the materials sector are at risk of depletion of resources, technological progress, labor relations, governmental regulations and environmental damage and product liability claims.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	16.00%
Worst Quarter:	12/31/18	-20.85%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X U.S. Infrastructure Development ETF		Label	1 Year	Since Inception	Inception Date
Indxx U.S. Infrastructure Development Index		Indxx U.S. Infrastructure Development Index (Index returns do not reflect deductions for fees, expenses, or taxes)	33.12%	7.40%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	13.74%
Global X U.S. Infrastructure Development ETF		Return before taxes	32.49%	6.91%	Mar. 06, 2017
Global X U.S. Infrastructure Development ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	32.27%	6.74%	Mar. 06, 2017
Global X U.S. Infrastructure Development ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	19.38%	5.32%	Mar. 06, 2017
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Conscious Companies ETF
Global X Conscious Companies ETF
INVESTMENT OBJECTIVE
The Global X Conscious Companies ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Conscious Companies ETF Global X Conscious Companies ETF
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.43%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Conscious Companies ETF | Global X Conscious Companies ETF | USD ($)	44	138	241	542

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 34.97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to companies listed in the U.S. that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP, the provider of the Underlying Index ("Index Provider"). The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process. The Index Provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.

The universe of companies eligible for inclusion in the Underlying Index is comprised of companies listed in the United States. with a market capitalization greater than $2 billion. From this initial universe, the Index Provider applies a proprietary, three-step analysis to select companies for the Underlying Index. In the first step, the Index Provider utilizes approximately forty information sources and public rankings to identify and evaluate companies based on their demonstrated ability to achieve positive outcomes across all five stakeholder groups. Positive outcomes vary by stakeholder group, but include metrics that assess areas such as employee productivity, customer loyalty and corporate governance. These information sources are vetted annually by the Index Provider and evaluated based on stakeholder focus, research methodology and third party or in-house analysis of a source's potential as a leading indicator of corporate and/or stock performance. Companies are scored by the Index Provider based on their appearance and performance in these sources and rankings. Of the approximately 1,100 - 1,400 companies that typically make up the eligible universe, approximately 600-700 are generally selected by the Index Provider for further analysis and potential inclusion in the Underlying Index.

In the second step of the research process, the Index Provider uses a composite analysis to apply a deeper evaluation on the remaining companies. The composite analysis is a process that assesses various MsOS criteria by combining ratings data from multiple research entities that specialize in various stakeholder assessment categories. Companies are evaluated through a series of scoring lenses that combine to form a composite score, which is underpinned by several hundred MsOS criteria. Composite analysis MsOS criteria include, but are not limited to: employee engagement, executive integrity, customer relationship quality, labor and human rights, and quality of financial reporting. Various modeling techniques are then used by the Index Provider to combine qualitative and quantitative data into a single score for each company. This score reflects the degree to which a company operates its business using the MsOS approach, as defined by the research process. The approximately 300-350 highest scoring companies ultimately comprise the MsOS investable universe for the purposes of constructing the Underlying Index.

In the final step, the Index Provider applies a screen for consistent achievement to the MsOS investable universe of the approximately 300-350 highest scoring companies. In order to be included in the Underlying Index, a company must have qualified for inclusion in the MsOS investable universe for at least three consecutive years. The Underlying Index is equal-weighted. The Underlying Index may include large- or mid-capitalization companies, and will generally provide exposure to all major sectors. As of January 31, 2020, the Underlying Index had 161 constituents, with no single sector having an allocation greater than 25%. The three largest sectors represented in the Underlying Index as of January 31, 2020, were financials, health care and information technology. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index was not concentrated in any industry.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Socially Responsible Investment Risk: Certain social responsibility investment criteria limit the types of securities that can be included in the Underlying Index. This could cause the Underlying Index to underperform other benchmark indices, and could cause the Fund to underperform other funds that do not have a social responsibility focus.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	14.69%
Worst Quarter:	12/31/18	-11.93%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Conscious Companies ETF		Label	1 Year	Since Inception	Inception Date
Concinnity Conscious Companies Index		Concinnity Conscious Companies Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.92%	16.10%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	14.91%
Global X Conscious Companies ETF		Return before taxes	30.33%	15.56%	Jul. 11, 2016
Global X Conscious Companies ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	29.84%	15.12%	Jul. 11, 2016
Global X Conscious Companies ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	18.27%	12.25%	Jul. 11, 2016
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Founder-Run Companies ETF
Global X Founder-Run Companies ETF
INVESTMENT OBJECTIVE
The Global X Founder-Run Companies ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Founder-Run Companies ETF Global X Founder-Run Companies ETF
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.45%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global X Funds | Global X Founder-Run Companies ETF | Global X Founder-Run Companies ETF | USD ($)	46	144	252	567

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period, the Fund's portfolio turnover rate was 33.82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company (collectively, "Founder-Run Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider").

The starting universe of companies eligible for inclusion in the Underlying Index is the Solactive U.S. Broad Market Index. From this initial universe, the Index Provider identifies Founder-Run Companies using company-level data and ranks these Founder-Run Companies by market capitalization. Founder-Run Companies are then screened for liquidity to determine eligibility for inclusion in the Underlying Index. As of the respective selection date, new constituents must have a minimum six-month average daily traded value of $5 million to be eligible for inclusion, while existing constituents must have a minimum six-month average daily traded value of $4 million to remain in the Underlying Index. If more than 100 Founder-Run Companies are eligible for inclusion based on the liquidity criteria, the top 100 companies by market capitalization are selected for inclusion in the Underlying Index. If fewer than 100 Founder-Run Companies are eligible for inclusion based on the liquidity criteria, the companies that meet the liquidity criteria will comprise the constituents of the Underlying Index. The Underlying Index also applies a sector capping approach relative to the Solactive U.S. Broad Market Index to ensure that no sector deviates significantly from the sector weights in the Solactive U.S. Broad Market Index. The Underlying Index is equal-weighted and rebalanced annually.

The Underlying Index may include large- or mid-capitalization companies. As of January 31, 2020, the Underlying Index had 98 constituents. The three largest sectors represented in the Underlying Index as of January 31, 2020, were Energy, Consumer Staples and Industrials. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the information technology sector.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	03/31/19	21.18%
Worst Quarter:	12/31/18	-19.18%

Average Annual Total Returns (for the Periods Ended December 31, 2019)
Average Annual Total Returns - Global X Funds - Global X Founder-Run Companies ETF		Label	1 Year	Since Inception	Inception Date
Solactive U.S. Founder-Run Companies Index		Solactive U.S. Founder-Run Companies Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.73%	13.30%
S&P 500 Index		S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.49%	14.30%
Global X Founder-Run Companies ETF		Return before taxes	25.08%	12.62%	Feb. 13, 2017
Global X Founder-Run Companies ETF | After Taxes on Distributions	[1]	Return after taxes on distributions	24.90%	12.06%	Feb. 13, 2017
Global X Founder-Run Companies ETF | After Taxes on Distributions and Sales	[1]	Return after taxes on distributions and sale of Fund Shares	14.94%	9.60%	Feb. 13, 2017
[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Global X Funds | Global X Thematic Growth ETF
Global X Thematic Growth ETF
INVESTMENT OBJECTIVE
The Global X Thematic Growth ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X Thematic Growth ETF Global X Thematic Growth ETF
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X Thematic Growth ETF | Global X Thematic Growth ETF | USD ($)	51	160

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From the Fund's commencement of operations on October 25, 2019 to the end of the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an "Underlying ETF"). The Underlying Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Underlying Index ("Index Provider"), which is designed to determine the selection and weighting of the eligible Underlying ETFs. The share prices of the Underlying ETFs are expected to track the performance of equities in developed or emerging markets that provide exposure to structurally disruptive macro-trends.

The Underlying Index is constructed from the eligible universe of Underlying ETFs, each of which is issued by Global X Funds® and is determined by the Index Provider to provide exposure to structurally disruptive macro-trends and the underlying investments that stand to benefit from the materialization of those trends ("Global X Thematic Growth ETFs"). Structurally disruptive macro-trends typically eschew traditional sector and geographic classifications, and may stem from advancements in disruptive technology, changing consumer habits and demographics, or changing needs for infrastructure or finite resources. On an annual basis, and subject to certain weighting constraints, the Underlying Index is reconstituted and reweighted to allocate weights to a subset of the eligible Underlying ETFs using a quantitative methodology that ranks each of the eligible Underlying ETFs based on realized sales growth. In order to calculate the realized sales growth for a given Underlying ETF, the Index Provider calculates the realized sales growth of each component security of each eligible Underlying ETF. The realized sales growth of each component security of the Underlying ETF is then used to calculate the aggregate realized sales growth for the Underlying ETF, based on the respective weights of the component securities in the Underlying ETF. Realized sales growth is determined by calculating the difference between a component security's revenue over the previous 12 months from the date of the rebalance and its revenue over the 12 months prior to the previous rebalance date. In addition to the annual reconstitution, the Underlying Index is reweighted on a semi-annual basis pursuant to the methodology detailed above. As of January 31, 2020, the Underlying ETFs eligible for inclusion in the Underlying Index are: Global X Autonomous & Electric Vehicles ETF, Global X Cannabis ETF, Global X Cloud Computing ETF, Global X E-commerce ETF, Global X FinTech ETF, Global X Future Analytics Tech ETF, Global X Genomics & Biotechnology ETF, Global X Health & Wellness Thematic ETF, Global X Internet of Things ETF, Global X Lithium & Battery Tech ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X Robotics & Artificial Intelligence ETF, Global X Social Media ETF, Global X U.S. Infrastructure Development ETF, and Global X Video Games & Esports ETF. The Underlying ETFs eligible for inclusion are subject to change at each annual reconstitution. Each Underlying ETF has a minimum weight of 7.5% and a maximum weight of 25% at each rebalance. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2020, the Underlying Index had significant exposure to the communication services and information technology sectors.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds section of this Prospectus and in the Statement of Additional Information (“SAI”). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is expected to primarily hold ETFs to gain exposure to certain asset classes. As a result, the Fund will be subject to the same risks as the Underlying ETFs. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the Underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an Underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An Underlying ETF may experience tracking error in relation to the index tracked by the Underlying ETF, which could contribute to tracking error for the Fund. In addition, an Underlying ETF's shares may trade at a premium or discount to NAV. If the Underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance.

In addition, investments in the securities of Underlying ETFs may involve duplication of certain expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of the Underlying ETFs, which could result in greater expenses to the Fund. By investing in an Underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of certain of the fees and expenses indirectly paid by shareholders of the Underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.

Associated Risks Related to Investing in Thematic Growth Companies: Companies focused on business activities in emerging economic themes typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful.

These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Sales growth and acceleration for a particular economic theme may not continue, and the business models employed by the companies focused on a particular economic theme may not prove to be successful. The customers and/or suppliers of thematic companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on thematic companies. These companies may also be more affected by overall capital spending levels, economic cycles and changes in consumer and social trends than companies focused on more established business industries. Such companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology and may experience greater downturns in the case of falling equity markets. Such considerations may lead the value of companies involved in a given economic theme to at times be heavily correlated with the value of companies involved in a different economic theme, which may lead the Fund to experience greater volatility than it would likely experience if a broader investment strategy were employed.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Communication Services Sector: Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Fund may invest, without limit, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

Risk of Investing in Developed Markets: An Underlying ETF’s investment in a developed country issuer may subject the Underlying ETF to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Underlying ETF’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: Some of the Underlying ETFs in which the Fund invests may have investments in emerging markets. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in South Korea: Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Risk of Investing in the United States: Some of the Underlying ETFs in which the Fund invests may have investments in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Model Portfolio Risk: The Underlying Index utilizes a proprietary methodology to determine its allocations to the securities in which the Fund invests. Investments selected using a proprietary methodology (i.e., quantitative model) may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund will not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.